UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

October 31, 2007

BCF-QTLY-1207

1.809076.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc.	143,300	$ 7,343
Hotels, Restaurants & Leisure - 3.1%
IHOP Corp. (e)	945,211	59,860
McDonald's Corp.	4,226,500	252,322
Starbucks Corp. (a)	3,717,600	99,186
Yum! Brands, Inc.	4,068,900	163,855
		575,223
Household Durables - 1.3%
Centex Corp.	758,700	19,013
Furniture Brands International, Inc. (d)	1,714,300	20,657
KB Home	1,607,300	44,426
La-Z-Boy, Inc. (d)(e)	4,574,100	36,090
Lennar Corp. Class A	995,900	22,756
Sony Corp. sponsored ADR	1,985,300	98,193
		241,135
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	1,756,300	156,574
Media - 1.9%
E.W. Scripps Co. Class A	2,194,901	98,792
Interpublic Group of Companies, Inc. (a)(d)	12,213,300	126,408
Lamar Advertising Co. Class A (d)	928,800	49,654
Time Warner, Inc.	4,247,100	77,552
		352,406
Specialty Retail - 1.1%
Guess?, Inc.	2,526,300	129,827
J. Crew Group, Inc. (a)	1,827,429	68,346
		198,173
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B (d)	2,441,100	161,747
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	335,000	20,854
		182,601
TOTAL CONSUMER DISCRETIONARY		1,713,455
CONSUMER STAPLES - 10.8%
Beverages - 3.8%
PepsiCo, Inc.	2,452,462	180,795
The Coca-Cola Co.	8,336,200	514,844
		695,639
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.9%
Kroger Co.	4,686,600	$ 137,739
Metro AG	708,400	64,289
Safeway, Inc.	3,132,000	106,488
Sysco Corp.	4,091,200	140,287
Wal-Mart Stores, Inc.	2,023,655	91,489
		540,292
Food Products - 1.0%
Groupe Danone	677,500	58,434
Nestle SA sponsored ADR	1,037,000	119,774
Tyson Foods, Inc. Class A	86,729	1,370
		179,578
Household Products - 2.3%
Church & Dwight Co., Inc.	1,345,200	63,641
Procter & Gamble Co.	4,146,530	288,267
Reckitt Benckiser Group PLC	1,234,700	71,594
		423,502
Personal Products - 0.8%
Avon Products, Inc.	3,361,400	137,750
TOTAL CONSUMER STAPLES		1,976,761
ENERGY - 9.1%
Energy Equipment & Services - 5.0%
Compagnie Generale de Geophysique SA (a)	161,200	52,817
FMC Technologies, Inc. (a)	867,100	52,572
Fugro NV (Certificaten Van Aandelen) unit	630,900	55,300
GlobalSantaFe Corp.	743,200	60,221
National Oilwell Varco, Inc. (a)	506,700	37,111
Oceaneering International, Inc. (a)	1,198,285	92,591
Schlumberger Ltd. (NY Shares)	4,550,600	439,451
Weatherford International Ltd. (a)	1,875,200	121,719
		911,782
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd.	872,900	72,628
Chesapeake Energy Corp.	1,406,600	55,533
Enterprise Products Partners LP	890,900	28,500
Exxon Mobil Corp.	4,884,300	449,307
Newfield Exploration Co. (a)	407,800	21,956
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sasol Ltd. sponsored ADR	1,713,500	$ 87,149
Southwestern Energy Co. (a)	875,600	45,295
		760,368
TOTAL ENERGY		1,672,150
FINANCIALS - 8.3%
Capital Markets - 2.2%
Charles Schwab Corp.	6,359,900	147,804
Janus Capital Group, Inc.	2,372,300	81,868
T. Rowe Price Group, Inc.	2,583,681	165,976
		395,648
Diversified Financial Services - 1.6%
Bovespa Holding SA (a)	1,650,500	31,434
CME Group, Inc.	270,463	180,196
Deutsche Boerse AG	548,000	86,460
		298,090
Insurance - 3.2%
ACE Ltd.	1,376,400	83,424
AFLAC, Inc.	2,580,400	161,998
AMBAC Financial Group, Inc.	501,100	18,456
American International Group, Inc.	1,692,255	106,815
MBIA, Inc.	461,900	19,880
Principal Financial Group, Inc.	1,732,100	117,211
Prudential Financial, Inc.	843,100	81,545
		589,329
Real Estate Management & Development - 0.1%
GAGFAH SA (d)	785,500	14,794
Thrifts & Mortgage Finance - 1.2%
Fannie Mae	1,966,900	112,192
Freddie Mac	2,060,200	107,604
		219,796
TOTAL FINANCIALS		1,517,657
HEALTH CARE - 13.4%
Biotechnology - 3.8%
Amylin Pharmaceuticals, Inc. (a)(d)	975,500	43,917
Celgene Corp. (a)	2,658,400	175,454
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	3,080,320	$ 104,719
Genentech, Inc. (a)	2,234,100	165,614
Gilead Sciences, Inc. (a)	4,701,200	217,148
		706,852
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	672,300	102,331
Becton, Dickinson & Co.	3,009,500	251,173
C.R. Bard, Inc.	925,800	77,406
Medtronic, Inc.	4,311,200	204,523
		635,433
Health Care Providers & Services - 0.9%
AMN Healthcare Services, Inc. (a)(e)	2,642,300	50,230
Cross Country Healthcare, Inc. (a)(e)	2,176,037	34,186
UnitedHealth Group, Inc.	1,553,600	76,359
		160,775
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	1,305,900	76,800
Pharmaceuticals - 4.8%
Allergan, Inc.	1,738,100	117,461
Merck & Co., Inc.	7,759,800	452,086
Nastech Pharmaceutical Co., Inc. (a)(d)(e)	2,067,400	28,179
Pronova BioPharma ASA	5,609,403	25,818
Schering-Plough Corp.	8,567,700	261,486
		885,030
TOTAL HEALTH CARE		2,464,890
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	1,793,200	197,324
Raytheon Co.	2,365,100	150,444
United Technologies Corp.	713,200	54,624
		402,392
Electrical Equipment - 0.6%
Renewable Energy Corp. AS (a)(d)	1,728,000	88,066
Vestas Wind Systems AS (a)	339,700	30,308
		118,374
Industrial Conglomerates - 4.3%
3M Co.	3,423,700	295,671
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	9,576,900	$ 394,185
Siemens AG sponsored ADR	747,700	101,964
		791,820
TOTAL INDUSTRIALS		1,312,586
INFORMATION TECHNOLOGY - 34.8%
Communications Equipment - 7.3%
Cisco Systems, Inc. (a)	22,167,100	732,841
Motorola, Inc.	6,379,000	119,861
QUALCOMM, Inc.	5,229,400	223,452
Research In Motion Ltd. (a)	2,166,200	269,714
		1,345,868
Computers & Peripherals - 9.3%
Apple, Inc. (a)	3,251,400	617,603
Dell, Inc. (a)	7,190,900	220,042
Hewlett-Packard Co.	7,367,300	380,742
International Business Machines Corp.	4,150,900	482,003
		1,700,390
Electronic Equipment & Instruments - 1.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,229,680	123,244
Tyco Electronics Ltd.	2,448,125	87,325
		210,569
Internet Software & Services - 3.1%
Google, Inc. Class A (sub. vtg.) (a)	800,200	565,741
IT Services - 3.1%
Accenture Ltd. Class A	2,740,200	107,005
Cognizant Technology Solutions Corp. Class A (a)	1,999,440	82,897
Fidelity National Information Services, Inc.	1,201,900	55,432
Gartner, Inc. Class A (a)	1,127,767	24,698
Infosys Technologies Ltd. sponsored ADR (d)	1,463,400	74,546
Satyam Computer Services Ltd. sponsored ADR	2,653,400	80,531
The Western Union Co.	6,435,700	141,843
		566,952
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	9,092,500	176,576
Broadcom Corp. Class A (a)	3,988,300	129,819
Cypress Semiconductor Corp. (a)	962,800	35,190
Intel Corp.	17,038,740	458,342
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	2,689,700	$ 72,891
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,055,478	96,441
		969,259
Software - 5.6%
Intuit, Inc. (a)(d)	3,838,200	123,475
Microsoft Corp.	8,375,500	308,302
Oracle Corp. (a)	13,716,900	304,104
Synopsys, Inc. (a)	2,207,200	62,375
Take-Two Interactive Software, Inc. (a)(d)	3,536,700	66,419
Ubisoft Entertainment SA (a)	419,600	34,463
VMware, Inc. Class A	1,111,500	138,749
		1,037,887
TOTAL INFORMATION TECHNOLOGY		6,396,666
MATERIALS - 3.8%
Chemicals - 2.1%
Monsanto Co.	2,632,000	256,962
Praxair, Inc.	840,300	71,829
Syngenta AG sponsored ADR	1,187,100	57,539
		386,330
Metals & Mining - 1.7%
ArcelorMittal SA (NY Shares) Class A	1,225,100	97,947
BHP Billiton Ltd. sponsored ADR (d)	1,670,000	145,724
Freeport-McMoRan Copper & Gold, Inc. Class B	583,200	68,631
		312,302
TOTAL MATERIALS		698,632
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	3,195,400	133,536
Verizon Communications, Inc.	3,167,000	145,904
		279,440
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.3%
Electric Utilities - 1.3%
E.ON AG sponsored ADR	1,820,900	$ 118,541
Electricite de France	1,003,300	120,342
		238,883
TOTAL COMMON STOCKS (Cost $14,154,916)		18,271,120
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 4.97% (b)	160,319,873	160,320
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	283,532,226	283,532
TOTAL MONEY MARKET FUNDS (Cost $443,852)		443,852
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $14,598,768)		18,714,972
NET OTHER ASSETS - (1.8)%		(336,092)
NET ASSETS - 100%		$ 18,378,880
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 731
Fidelity Securities Lending Cash Central Fund	1,155
Total	$ 1,886
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMN Healthcare Services, Inc.	$ 69,129	$ -	$ 10,653	$ -	$ 50,230
Cross Country Healthcare, Inc.	50,352	-	14,747	-	34,186
IHOP Corp.	24,601	36,368	-	236	59,860
La-Z-Boy, Inc.	45,787	-	-	549	36,090
Nastech Pharmaceutical Co., Inc.	26,132	-	-	-	28,179
Total	$ 216,001	$ 36,368	$ 25,400	$ 785	$ 208,545
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $14,632,914,000. Net unrealized appreciation aggregated $4,082,058,000, of which $4,433,889,000 related to appreciated investment securities and $351,831,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

October 31, 2007

BCV-QTLY-1207

1.809087.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.5%
General Motors Corp. (d)	46,900	$ 1,838,011
Renault SA	13,000	2,182,907
		4,020,918
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	50,000	2,985,000
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	39,800	422,278
Beazer Homes USA, Inc. (d)	62,100	697,383
KB Home	246,800	6,821,552
Standard Pacific Corp. (d)	217,838	1,045,622
Whirlpool Corp.	15,200	1,203,536
		10,190,371
Leisure Equipment & Products - 0.7%
Brunswick Corp.	52,400	1,169,044
Eastman Kodak Co.	73,500	2,106,510
Mattel, Inc.	82,400	1,721,336
		4,996,890
Media - 1.5%
News Corp. Class A	130,200	2,821,434
Regal Entertainment Group Class A	90,600	2,044,842
Time Warner, Inc.	353,800	6,460,388
		11,326,664
Multiline Retail - 0.6%
Retail Ventures, Inc. (a)	69,100	599,097
Sears Holdings Corp. (a)	24,400	3,288,876
Tuesday Morning Corp.	28,500	217,170
		4,105,143
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	49,200	1,678,704
Home Depot, Inc.	51,200	1,613,312
PetSmart, Inc.	60,300	1,805,985
Ross Stores, Inc.	92,500	2,499,350
Staples, Inc.	113,500	2,649,090
Williams-Sonoma, Inc.	61,300	1,927,272
		12,173,713
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	56,100	$ 1,597,167
TOTAL CONSUMER DISCRETIONARY		51,395,866
CONSUMER STAPLES - 6.5%
Food & Staples Retailing - 0.8%
Rite Aid Corp. (a)	382,900	1,497,139
SUPERVALU, Inc.	52,200	2,022,750
Winn-Dixie Stores, Inc. (a)	98,862	2,337,098
		5,856,987
Food Products - 1.7%
Cermaq ASA	94,400	1,446,828
Chiquita Brands International, Inc. (a)	84,900	1,591,875
Marine Harvest ASA (a)	2,175,000	2,204,789
Nestle SA (Reg.)	16,469	7,608,678
		12,852,170
Household Products - 2.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	141,200	1,174,784
Procter & Gamble Co.	245,800	17,088,016
		18,262,800
Tobacco - 1.6%
Altria Group, Inc.	81,300	5,929,209
British American Tobacco PLC sponsored ADR	76,700	5,881,356
		11,810,565
TOTAL CONSUMER STAPLES		48,782,522
ENERGY - 16.1%
Energy Equipment & Services - 2.3%
Expro International Group PLC	73,000	1,856,155
Exterran Holdings, Inc. (a)	16,835	1,417,507
National Oilwell Varco, Inc. (a)	86,514	6,336,285
Smith International, Inc.	46,100	3,044,905
Transocean, Inc. (a)	36,200	4,321,194
		16,976,046
Oil, Gas & Consumable Fuels - 13.8%
Chesapeake Energy Corp.	58,700	2,317,476
ConocoPhillips (d)	377,600	32,080,896
CONSOL Energy, Inc.	70,600	3,988,900
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Corp.	29,300	$ 2,051,186
EOG Resources, Inc.	97,000	8,594,200
EXCO Resources, Inc. (a)	83,600	1,411,168
Exxon Mobil Corp.	215,000	19,777,850
Occidental Petroleum Corp.	138,400	9,556,520
Quicksilver Resources, Inc. (a)	53,650	3,058,050
Suncor Energy, Inc.	30,200	3,308,822
Ultra Petroleum Corp. (a)	97,200	6,887,592
Uranium One, Inc. (a)	85,700	952,121
Valero Energy Corp.	127,800	9,000,954
		102,985,735
TOTAL ENERGY		119,961,781
FINANCIALS - 30.4%
Capital Markets - 4.5%
Ares Capital Corp.	84,900	1,412,736
Bear Stearns Companies, Inc.	34,400	3,907,840
Charles Schwab Corp.	69,732	1,620,572
Franklin Resources, Inc.	17,500	2,269,400
Goldman Sachs Group, Inc.	15,300	3,793,176
Julius Baer Holding AG (Bearer)	27,992	2,421,478
KKR Private Equity Investors, LP	116,179	2,300,344
KKR Private Equity Investors, LP Restricted Depositary Units (e)	7,700	152,460
Legg Mason, Inc.	25,100	2,081,794
Lehman Brothers Holdings, Inc.	111,900	7,087,746
State Street Corp.	81,744	6,520,719
		33,568,265
Commercial Banks - 2.6%
Associated Banc-Corp.	51,037	1,472,928
DnB Nor ASA	124,200	2,048,206
HSBC Holdings PLC sponsored ADR	33,300	3,314,016
Mizuho Financial Group, Inc.	173	972,548
Siam City Bank PCL NVDR	2,289,200	1,192,858
Sterling Financial Corp., Washington	56,400	1,269,000
Unicredito Italiano SpA	219,300	1,874,559
Wachovia Corp.	160,042	7,318,721
		19,462,836
Consumer Finance - 0.2%
Discover Financial Services	67,600	1,304,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 11.0%
Bank of America Corp.	678,716	$ 32,768,408
Citigroup, Inc.	713,100	29,878,890
JPMorgan Chase & Co.	417,152	19,606,144
		82,253,442
Insurance - 8.2%
ACE Ltd.	96,980	5,877,958
Admiral Group PLC	56,800	1,217,508
AMBAC Financial Group, Inc.	70,815	2,608,116
American International Group, Inc.	415,500	26,226,360
Argo Group International Holdings, Ltd. (a)	42,988	1,831,719
Assurant, Inc.	39,400	2,302,536
Hartford Financial Services Group, Inc.	52,100	5,055,263
IPC Holdings Ltd.	146,232	4,373,799
Max Capital Group Ltd.	87,591	2,477,949
Montpelier Re Holdings Ltd.	127,100	2,275,090
Platinum Underwriters Holdings Ltd.	100,770	3,627,720
Principal Financial Group, Inc.	45,000	3,045,150
		60,919,168
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc.	23,400	2,413,476
Annaly Capital Management, Inc.	159,600	2,727,564
General Growth Properties, Inc.	28,800	1,565,568
Home Properties, Inc.	32,000	1,645,440
		8,352,048
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	55,700	1,357,966
Thrifts & Mortgage Finance - 2.6%
BankUnited Financial Corp. Class A (d)	125,047	1,079,156
Countrywide Financial Corp.	157,300	2,441,296
Fannie Mae	173,940	9,921,538
FirstFed Financial Corp. (a)(d)	33,300	1,424,574
New York Community Bancorp, Inc.	112,500	2,093,625
Washington Federal, Inc.	86,336	2,085,878
		19,046,067
TOTAL FINANCIALS		226,264,472
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.5%
Biotechnology - 1.7%
Amgen, Inc. (a)	147,200	$ 8,553,792
Biogen Idec, Inc. (a)	24,300	1,808,892
Cephalon, Inc. (a)	20,500	1,511,670
PDL BioPharma, Inc. (a)	46,200	979,440
		12,853,794
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	35,100	2,929,446
C.R. Bard, Inc.	28,200	2,357,802
Covidien Ltd.	59,585	2,478,736
Medtronic, Inc.	86,500	4,103,560
		11,869,544
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	49,200	1,814,988
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	29,600	1,740,776
Pharmaceuticals - 2.7%
Johnson & Johnson	108,000	7,038,360
Merck & Co., Inc.	194,600	11,337,396
Wyeth	31,200	1,517,256
		19,893,012
TOTAL HEALTH CARE		48,172,114
INDUSTRIALS - 10.7%
Aerospace & Defense - 3.5%
General Dynamics Corp.	94,700	8,613,912
Honeywell International, Inc.	110,860	6,697,053
Raytheon Co.	39,500	2,512,595
United Technologies Corp.	108,700	8,325,333
		26,148,893
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	33,300	2,500,830
Airlines - 0.3%
Delta Air Lines, Inc. (a)	60,900	1,266,720
US Airways Group, Inc. (a)	26,200	724,692
		1,991,412
Building Products - 0.1%
Masco Corp.	43,800	1,054,704
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc. (a)	207,300	$ 2,620,272
Robert Half International, Inc.	45,100	1,357,059
The Brink's Co.	39,700	2,487,205
		6,464,536
Construction & Engineering - 0.3%
Fluor Corp.	11,500	1,817,000
Industrial Conglomerates - 3.9%
General Electric Co.	598,550	24,636,318
Siemens AG sponsored ADR	32,200	4,391,114
		29,027,432
Machinery - 0.9%
Bucyrus International, Inc. Class A	31,400	2,590,500
Oshkosh Truck Co.	37,700	2,043,340
Sulzer AG (Reg.)	1,185	1,900,829
		6,534,669
Road & Rail - 0.5%
Knight Transportation, Inc.	112,100	1,790,237
Ryder System, Inc.	44,700	2,138,895
		3,929,132
TOTAL INDUSTRIALS		79,468,608
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 1.0%
Alcatel-Lucent SA sponsored ADR	147,300	1,427,337
Comverse Technology, Inc. (a)	68,700	1,320,414
Motorola, Inc.	253,400	4,761,386
		7,509,137
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	189,100	9,772,688
International Business Machines Corp.	45,800	5,318,296
NCR Corp. (a)	75,000	2,069,250
Sun Microsystems, Inc. (a)	435,600	2,487,276
		19,647,510
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	54,200	1,997,270
Amphenol Corp. Class A	9,400	416,138
Flextronics International Ltd. (a)	138,100	1,700,011
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Motech Industries, Inc.	191,713	$ 2,012,114
Tyco Electronics Ltd.	59,585	2,125,397
		8,250,930
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	50,000	1,704,500
IT Services - 0.5%
The Western Union Co.	88,600	1,952,744
Unisys Corp. (a)	255,300	1,552,224
		3,504,968
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	33,800	1,130,948
Applied Materials, Inc.	69,000	1,339,980
Maxim Integrated Products, Inc.	61,000	1,653,100
Novellus Systems, Inc. (a)	55,400	1,573,914
ON Semiconductor Corp. (a)	23,100	235,620
Volterra Semiconductor Corp. (a)	56,900	699,301
		6,632,863
TOTAL INFORMATION TECHNOLOGY		47,249,908
MATERIALS - 4.2%
Chemicals - 1.2%
Agrium, Inc.	63,700	4,047,871
Albemarle Corp.	45,290	2,163,050
Chemtura Corp.	93,500	871,420
Ecolab, Inc.	36,900	1,740,573
		8,822,914
Metals & Mining - 3.0%
Alcoa, Inc.	118,200	4,679,538
Allegheny Technologies, Inc.	11,900	1,215,823
ArcelorMittal SA (NY Shares) Class A	37,800	3,022,110
Carpenter Technology Corp.	15,900	2,304,069
Freeport-McMoRan Copper & Gold, Inc. Class B	31,900	3,753,992
Goldcorp, Inc.	36,000	1,266,977
Lihir Gold Ltd. (a)	468,599	1,860,394
Newcrest Mining Ltd.	60,681	1,849,764
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	31,300	$ 1,124,922
Reliance Steel & Aluminum Co.	28,000	1,633,800
		22,711,389
TOTAL MATERIALS		31,534,303
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 6.6%
AT&T, Inc.	898,910	37,565,449
Cincinnati Bell, Inc. (a)	308,800	1,673,696
Verizon Communications, Inc.	212,900	9,808,303
		49,047,448
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	35,200	1,555,136
Sprint Nextel Corp.	80,300	1,373,130
		2,928,266
TOTAL TELECOMMUNICATION SERVICES		51,975,714
UTILITIES - 5.3%
Electric Utilities - 2.1%
E.ON AG sponsored ADR	32,100	2,089,710
Entergy Corp.	53,400	6,401,058
PPL Corp.	84,800	4,384,160
Reliant Energy, Inc. (a)	114,000	3,137,280
		16,012,208
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	104,300	2,233,063
Constellation Energy Group, Inc.	80,100	7,585,470
NRG Energy, Inc. (a)	73,400	3,351,444
		13,169,977
Multi-Utilities - 1.4%
CMS Energy Corp.	62,300	1,057,231
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	71,100	$ 6,797,160
Sempra Energy	37,200	2,288,172
		10,142,563
TOTAL UTILITIES		39,324,748
TOTAL COMMON STOCKS (Cost $678,787,042)		744,130,036
Money Market Funds - 3.2%

Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c) (Cost $23,730,500)	23,730,500	23,730,500
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $702,517,542)		767,860,536
NET OTHER ASSETS - (3.1)%		(22,879,703)
NET ASSETS - 100%		$ 744,980,833
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,460 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,590
Fidelity Securities Lending Cash Central Fund	27,526
Total	$ 62,116
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $703,880,461. Net unrealized appreciation aggregated $63,980,075, of which $107,294,971 related to appreciated investment securities and $43,314,896 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

October 31, 2007

DGF-QTLY-1207

1.809095.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.2%
Ford Motor Co. (a)	3,415,974	$ 30,300
Media - 6.5%
Clear Channel Communications, Inc.	12,381,398	467,645
News Corp. Class A	1,085,800	23,529
Omnicom Group, Inc.	1,130,118	57,613
Time Warner, Inc.	28,087,800	512,883
		1,061,670
Multiline Retail - 1.2%
Kohl's Corp. (a)	1,080,900	59,417
Target Corp.	2,212,025	135,730
		195,147
Specialty Retail - 2.6%
Gap, Inc.	2,502,200	47,292
Home Depot, Inc.	10,209,368	321,697
Staples, Inc.	2,527,682	58,996
		427,985
TOTAL CONSUMER DISCRETIONARY		1,715,102
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 3.4%
CVS Caremark Corp.	6,315,900	263,815
Wal-Mart Stores, Inc.	6,447,847	291,507
		555,322
Household Products - 0.9%
Kimberly-Clark Corp.	496,700	35,211
Procter & Gamble Co.	1,532,400	106,532
		141,743
Tobacco - 0.2%
Altria Group, Inc.	438,800	32,002
TOTAL CONSUMER STAPLES		729,067
ENERGY - 5.7%
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc. (d)	1,602,500	181,451
GlobalSantaFe Corp.	2,255,429	182,757
Halliburton Co. (d)	1,044,800	41,186
		405,394
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp.	1,918,200	$ 75,731
ConocoPhillips	2,145,525	182,284
EOG Resources, Inc.	288,200	25,535
Marathon Oil Corp.	289,700	17,130
Quicksilver Resources, Inc. (a)	476,900	27,183
Ultra Petroleum Corp. (a)	834,300	59,118
Valero Energy Corp.	1,477,945	104,092
XTO Energy, Inc.	367,900	24,421
		515,494
TOTAL ENERGY		920,888
FINANCIALS - 23.6%
Capital Markets - 1.9%
Bank New York Mellon Corp.	1,629,607	79,606
Franklin Resources, Inc.	200,300	25,975
Goldman Sachs Group, Inc.	332,600	82,458
KKR Private Equity Investors, LP	605,700	11,993
KKR Private Equity Investors, LP Restricted Depositary Units (e)	2,296,400	45,469
Merrill Lynch & Co., Inc.	117,900	7,784
State Street Corp.	641,200	51,149
		304,434
Commercial Banks - 3.2%
PNC Financial Services Group, Inc.	4,095,707	295,546
U.S. Bancorp, Delaware	683,900	22,678
Wachovia Corp.	4,223,771	193,153
Wells Fargo & Co.	74,200	2,524
		513,901
Consumer Finance - 0.7%
American Express Co.	1,980,400	120,705
Diversified Financial Services - 6.9%
Bank of America Corp.	16,003,503	772,649
Citigroup, Inc.	8,308,995	348,147
		1,120,796
Insurance - 10.8%
ACE Ltd.	897,500	54,397
AFLAC, Inc.	290,600	18,244
AMBAC Financial Group, Inc.	488,300	17,984
American International Group, Inc.	15,267,600	963,691
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (non-vtg.)	1,058,400	$ 28,894
Hartford Financial Services Group, Inc.	4,306,720	417,881
MBIA, Inc. (d)	849,100	36,545
MetLife, Inc.	2,082,400	143,373
The Chubb Corp.	1,443,400	77,005
		1,758,014
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	254,433	14,513
TOTAL FINANCIALS		3,832,363
HEALTH CARE - 19.7%
Biotechnology - 0.4%
Amgen, Inc. (a)	1,023,424	59,471
Health Care Equipment & Supplies - 0.3%
Medtronic, Inc.	904,100	42,891
Health Care Providers & Services - 7.2%
Cardinal Health, Inc. (d)	17,341,770	1,179,764
UnitedHealth Group, Inc.	39,200	1,927
		1,181,691
Pharmaceuticals - 11.8%
Johnson & Johnson (d)	15,154,232	987,601
Merck & Co., Inc.	4,299,005	250,460
Schering-Plough Corp.	5,039,430	153,803
Wyeth	11,024,260	536,110
		1,927,974
TOTAL HEALTH CARE		3,212,027
INDUSTRIALS - 6.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	599,455	54,526
Honeywell International, Inc.	1,840,200	111,166
Raytheon Co.	1,673,900	106,477
		272,169
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	703,190	52,810
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	1,385,133	72,567
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.4%
3M Co.	229,800	$ 19,846
General Electric Co.	12,135,385	499,492
Tyco International Ltd.	836,772	34,450
		553,788
Machinery - 0.9%
Illinois Tool Works, Inc.	1,787,974	102,379
Ingersoll-Rand Co. Ltd. Class A	831,200	41,851
		144,230
TOTAL INDUSTRIALS		1,095,564
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	11,387,100	376,458
Motorola, Inc.	23,415,420	439,976
QUALCOMM, Inc.	712,200	30,432
		846,866
Computers & Peripherals - 4.4%
Dell, Inc. (a)	3,314,630	101,428
EMC Corp. (a)	2,998,300	76,127
Hewlett-Packard Co.	4,942,200	255,413
International Business Machines Corp.	2,440,319	283,370
		716,338
Electronic Equipment & Instruments - 0.4%
Tyco Electronics Ltd.	1,951,972	69,627
IT Services - 1.5%
Accenture Ltd. Class A	3,685,260	143,909
The Western Union Co.	4,769,194	105,113
		249,022
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	294,600	5,780
Analog Devices, Inc.	1,329,400	44,482
Applied Materials, Inc.	4,359,600	84,663
Intel Corp.	11,561,700	311,010
Lam Research Corp. (a)	828,593	41,595
Linear Technology Corp. (d)	2,279,619	75,273
National Semiconductor Corp.	1,172,777	29,484
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,558,969	$ 27,253
Texas Instruments, Inc.	694,200	22,631
		642,171
Software - 4.6%
BEA Systems, Inc. (a)	3,976,400	67,201
Microsoft Corp.	12,035,087	443,012
Oracle Corp. (a)	10,968,700	243,176
		753,389
TOTAL INFORMATION TECHNOLOGY		3,277,413
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	20,276,884	847,371
Qwest Communications International, Inc. (a)	4,598,257	33,015
		880,386
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	3,337,686	57,074
TOTAL TELECOMMUNICATION SERVICES		937,460
TOTAL COMMON STOCKS (Cost $12,511,635)		15,719,884
Convertible Bonds - 0.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 12,030	14,431
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. 3.5% 11/15/25	36,750	50,109
TOTAL CONVERTIBLE BONDS (Cost $48,780)		64,540
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.97% (b)	540,593,199	$ 540,593
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	92,962,450	92,962
TOTAL MONEY MARKET FUNDS (Cost $633,555)		633,555
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $13,193,970)		16,417,979
NET OTHER ASSETS - (0.9)%		(139,523)
NET ASSETS - 100%		$ 16,278,456
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,469,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,950
Fidelity Securities Lending Cash Central Fund	70
Total	$ 4,020
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $13,206,209,000. Net unrealized appreciation aggregated $3,211,770,000, of which $3,544,976,000 related to appreciated investment securities and $333,206,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income Portfolio

October 31, 2007

GAI-QTLY-1207

1.809089.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,500,000	$ 198,150
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp. (a)(d)	6,100,000	162,748
Household Durables - 2.2%
Centex Corp. (d)	2,000,000	50,120
D.R. Horton, Inc.	7,000,000	88,830
KB Home (d)	3,800,000	105,032
Ryland Group, Inc. (d)(e)	3,700,000	105,191
Standard Pacific Corp. (d)(e)	4,000,000	19,200
Toll Brothers, Inc. (a)(d)	4,900,000	112,259
		480,632
Media - 2.9%
Comcast Corp. Class A (a)	21,700,000	456,785
Focus Media Holding Ltd. ADR (a)(d)	1,200,000	74,400
Grupo Televisa SA de CV (CPO) sponsored ADR	3,700,000	91,945
		623,130
Multiline Retail - 0.6%
Target Corp.	2,100,000	128,856
Specialty Retail - 4.8%
Home Depot, Inc.	18,300,000	576,633
Staples, Inc.	19,000,000	443,460
		1,020,093
TOTAL CONSUMER DISCRETIONARY		2,613,609
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 0.3%
X5 Retail Group NV GDR (a)(f)	2,000,000	72,000
Food Products - 0.7%
Nestle SA (Reg.)	328,429	151,734
Household Products - 3.6%
Procter & Gamble Co.	11,100,000	771,672
TOTAL CONSUMER STAPLES		995,406
ENERGY - 13.0%
Energy Equipment & Services - 2.9%
National Oilwell Varco, Inc. (a)	1,200,000	87,888
Schlumberger Ltd. (NY Shares)	3,800,000	366,966
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	1,200,000	$ 79,260
Weatherford International Ltd. (a)	1,400,000	90,874
		624,988
Oil, Gas & Consumable Fuels - 10.1%
Canadian Natural Resources Ltd.	3,400,000	282,889
Chesapeake Energy Corp.	6,800,000	268,464
EOG Resources, Inc.	3,300,000	292,380
Occidental Petroleum Corp.	3,300,000	227,865
Petroplus Holdings AG	1,300,000	112,907
Plains Exploration & Production Co. (a)	2,600,000	132,470
Suncor Energy, Inc.	1,100,000	120,520
Ultra Petroleum Corp. (a)	1,860,992	131,870
Valero Energy Corp.	5,500,000	387,365
XTO Energy, Inc.	3,300,000	219,054
		2,175,784
TOTAL ENERGY		2,800,772
FINANCIALS - 33.2%
Capital Markets - 5.2%
AP Alternative Assets, L.P. Restricted Depositary Units (a)(f)	4,454,200	75,098
KKR Private Equity Investors, LP	3,874,500	76,715
KKR Private Equity Investors, LP Restricted Depositary Units (f)	6,842,100	135,474
Lehman Brothers Holdings, Inc.	3,400,000	215,356
Morgan Stanley	2,900,000	195,054
State Street Corp.	2,900,000	231,333
UBS AG (NY Shares)	3,500,000	187,915
		1,116,945
Commercial Banks - 5.7%
Erste Bank AG	1,700,000	137,926
Societe Generale Series A	700,000	117,950
Standard Chartered PLC (United Kingdom)	2,700,000	104,747
Wachovia Corp.	19,000,000	868,870
		1,229,493
Diversified Financial Services - 9.5%
African Bank Investments Ltd.	16,000,000	88,875
Bank of America Corp. (d)	23,500,000	1,134,580
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	15,200,000	$ 714,400
Moody's Corp. (d)	2,800,000	122,416
		2,060,271
Insurance - 11.3%
ACE Ltd.	2,400,000	145,464
AFLAC, Inc.	1,900,000	119,282
AMBAC Financial Group, Inc. (d)	4,200,000	154,686
American International Group, Inc. (d)	21,800,000	1,376,016
Hartford Financial Services Group, Inc.	1,600,000	155,248
RenaissanceRe Holdings Ltd.	3,200,000	186,688
The Chubb Corp.	3,100,000	165,385
W.R. Berkley Corp.	4,169,943	125,474
		2,428,243
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp. (d)	13,000,000	201,760
MGIC Investment Corp. (d)(e)	4,688,385	90,767
Radian Group, Inc. (d)	2,500,000	31,475
		324,002
TOTAL FINANCIALS		7,158,954
HEALTH CARE - 12.0%
Biotechnology - 3.6%
Amgen, Inc. (a)	4,300,000	249,873
Celgene Corp. (a)	1,500,000	99,000
Cephalon, Inc. (a)(d)	1,800,000	132,732
Genentech, Inc. (a)	1,900,000	140,847
MannKind Corp. (a)(d)	3,085,144	28,167
MannKind Corp. (a)	414,856	3,788
Vertex Pharmaceuticals, Inc. (a)	3,400,000	109,956
		764,363
Health Care Equipment & Supplies - 0.4%
C.R. Bard, Inc.	1,087,464	90,923
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	3,300,000	224,499
UnitedHealth Group, Inc.	5,600,000	275,240
		499,739
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)(d)	2,400,000	134,760
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 5.1%
Allergan, Inc.	3,600,000	$ 243,288
Elan Corp. PLC sponsored ADR (a)	7,500,000	178,500
Johnson & Johnson	7,200,000	469,224
Roche Holding AG (participation certificate)	574,751	98,225
Sirtris Pharmaceuticals, Inc. (d)	340,125	5,769
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	2,400,000	105,624
		1,100,630
TOTAL HEALTH CARE		2,590,415
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	4,700,000	283,927
Commercial Services & Supplies - 1.2%
Robert Half International, Inc. (e)	8,300,000	249,747
Electrical Equipment - 2.1%
Evergreen Solar, Inc. (a)	3,800,000	43,928
Q-Cells AG (a)	700,000	89,145
Renewable Energy Corp. AS (a)	1,400,000	71,350
SolarWorld AG (d)	1,400,000	94,966
Sunpower Corp. Class A (a)	550,000	69,553
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	1,600,000	94,224
		463,166
Industrial Conglomerates - 6.4%
General Electric Co.	33,500,000	1,378,858
Machinery - 1.0%
Illinois Tool Works, Inc.	3,600,000	206,136
TOTAL INDUSTRIALS		2,581,834
INFORMATION TECHNOLOGY - 10.5%
Electronic Equipment & Instruments - 0.4%
Motech Industries, Inc.	8,999,031	94,449
Internet Software & Services - 3.1%
Google, Inc. Class A (sub. vtg.) (a)	800,000	565,600
ValueClick, Inc. (a)	3,500,000	95,165
		660,765
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	5,000,000	207,300
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Technologies Ltd. sponsored ADR (d)	2,600,000	$ 132,444
Satyam Computer Services Ltd. sponsored ADR	3,700,000	112,295
		452,039
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	8,000,000	155,360
ARM Holdings PLC	62,000,000	191,418
ASML Holding NV (NY Shares) (a)	2,700,000	94,284
LDK Solar Co. Ltd. Sponsored ADR (d)	1,000,000	39,610
Marvell Technology Group Ltd. (a)	4,500,000	81,135
Maxim Integrated Products, Inc.	3,800,000	102,980
MEMC Electronic Materials, Inc. (a)	1,800,000	131,796
Renesola Ltd. (a)(d)	4,700,000	46,415
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	4,000,000	46,320
Taiwan Semiconductor Manufacturing Co. Ltd.	86,999,942	171,341
		1,060,659
TOTAL INFORMATION TECHNOLOGY		2,267,912
MATERIALS - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA (NY Shares) Class A (d)	1,700,000	135,915
TOTAL COMMON STOCKS (Cost $18,469,170)		21,144,817
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 4.97% (b)	64,743,814	64,744
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	651,043,360	651,043
TOTAL MONEY MARKET FUNDS (Cost $715,787)		715,787
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $19,184,957)		21,860,604
NET OTHER ASSETS - (1.5)%		(313,241)
NET ASSETS - 100%		$ 21,547,363
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $282,572,000 or 1.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 568
Fidelity Securities Lending Cash Central Fund	543
Total	$ 1,111
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Illumina, Inc.	$ 132,153	$ -	$ 27,941	$ -	$ -
MGIC Investment Corp.	180,856	392	-	1,172	90,767
RenaissanceRe Holdings Ltd.	208,806	-	27,115	799	-
Robert Half International, Inc.	305,910	3,125	25,450	900	249,747
Ryland Group, Inc.	106,400	13,164	-	444	105,191
Standard Pacific Corp.	59,240	-	-	160	19,200
Total	$ 993,365	$ 16,681	$ 80,506	$ 3,475	$ 464,905
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $19,199,280,000. Net unrealized appreciation aggregated $2,661,324,000, of which $4,269,891,000 related to appreciated investment securities and $1,608,567,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

October 31, 2007

IRE-QTLY-1207

1.809077.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 19.4%
Aspen Group unit	4,838,506	$ 12,140,531
CFS Retail Property Trust	7,006,178	16,003,190
Charter Hall Group unit	5,839,284	16,658,995
DB RREEF Trust unit	12,645,011	24,770,499
Goodman Group unit	4,901,779	31,774,141
Stockland Corp. Ltd. unit	1,914,290	16,080,752
The GPT Group unit	5,481,129	23,714,647
Westfield Group unit	2,655,771	54,302,201
TOTAL AUSTRALIA		195,444,956
Bermuda - 0.4%
HKC Holdings Ltd.	11,849,000	4,280,483
Brazil - 0.2%
MRV Engenharia e Participacoes SA	109,500	2,277,848
Cayman Islands - 1.8%
New World China Land Ltd. (d)	14,916,200	17,520,190
Finland - 1.4%
Citycon Oyj	2,131,403	13,895,895
France - 5.1%
Fonciere Des Regions	83,900	12,242,951
Unibail-Rodamco	157,017	39,041,187
TOTAL FRANCE		51,284,138
Germany - 4.1%
DIC Asset AG	156,960	5,334,890
IVG Immobilien AG	534,500	24,184,000
Patrizia Immobilien AG (d)	875,100	11,676,851
TOTAL GERMANY		41,195,741
Greece - 2.3%
Babis Vovos International Technical SA (a)	692,830	23,227,287
Hong Kong - 19.2%
Cheung Kong Holdings Ltd.	1,489,000	29,206,993
China Overseas Land & Investment Ltd.	10,436,000	24,979,317
Hong Kong Land Holdings Ltd.	2,937,000	14,626,260
Hysan Development Co. Ltd.	3,558,032	10,750,822
Kerry Properties Ltd.	2,554,911	22,222,898
Link (REIT)	2,966,500	6,730,506
Sino Land Co.	5,134,000	16,093,095
Sun Hung Kai Properties Ltd.	3,626,000	69,295,415
TOTAL HONG KONG		193,905,306
Common Stocks - continued
	Shares	Value
Italy - 0.4%
Immobiliare Grande Distribuzione SpA	1,009,700	$ 3,946,778
Japan - 19.2%
Japan Logistics Fund, Inc.	409	2,932,112
Japan Retail Fund Investment Corp.	433	3,216,167
Joint Corp. (d)	93,000	2,643,178
Mitsubishi Estate Co. Ltd.	2,459,000	73,732,571
Mitsui Fudosan Co. Ltd.	1,224,000	33,868,050
New City Residence Investment Corp.	1,756	8,180,637
Nippon Residential Investment Corp.	2,320	11,735,207
NTT Urban Development Co.	5,951	13,427,499
Sankei Building Co. Ltd.	330,000	3,474,782
Sumitomo Realty & Development Co. Ltd.	907,000	32,019,636
Tokyo Tatemono Co. Ltd.	666,000	8,570,051
TOTAL JAPAN		193,799,890
Netherlands - 0.7%
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	119,172	7,023,662
Philippines - 2.0%
Ayala Land, Inc.	27,356,760	9,449,658
Filinvest Land, Inc.	205,814,000	8,910,313
Vista Land & Lifescapes, Inc.	14,171,000	1,794,830
TOTAL PHILIPPINES		20,154,801
Russia - 0.8%
PIK Group:
GDR (a)	263,600	7,183,100
GDR (Reg. S) unit (a)	25,000	681,250
TOTAL RUSSIA		7,864,350
Singapore - 4.5%
Ascendas Real Estate Investment Trust (A-REIT)	1,400,000	2,524,858
CapitaLand Ltd.	6,582,900	37,064,604
City Developments Ltd.	556,000	6,138,985
TOTAL SINGAPORE		45,728,447
United Kingdom - 13.2%
British Land Co. PLC	2,013,400	45,375,799
Brixton PLC	618,000	4,760,380
Capital & Regional PLC	1,327,000	18,746,721
Derwent London PLC	349,000	12,059,280
Hammerson PLC	435,600	10,070,652
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Land Securities Group PLC	891,700	$ 30,477,933
Songbird Estates PLC Class B	988,200	3,790,584
Unite Group PLC	904,000	7,823,257
TOTAL UNITED KINGDOM		133,104,606
TOTAL COMMON STOCKS (Cost $813,151,608)		954,654,378
Investment Companies - 0.7%

Luxembourg - 0.7%
ProLogis European Properties Fund (Cost $8,230,911)	417,000	6,591,272
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 4.97% (b)	39,260,416	39,260,416
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	42,287,450	42,287,450
TOTAL MONEY MARKET FUNDS (Cost $81,547,866)		81,547,866
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $902,930,385)		1,042,793,516
NET OTHER ASSETS - (3.5)%		(34,860,523)
NET ASSETS - 100%		$ 1,007,932,993
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 172,596
Fidelity Securities Lending Cash Central Fund	111,485
Total	$ 284,081
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $906,187,386. Net unrealized appreciation aggregated $136,606,130, of which $192,097,688 related to appreciated investment securities and $55,491,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AIRE-QTLY-1207

1.859110.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 19.4%
Aspen Group unit	4,838,506	$ 12,140,531
CFS Retail Property Trust	7,006,178	16,003,190
Charter Hall Group unit	5,839,284	16,658,995
DB RREEF Trust unit	12,645,011	24,770,499
Goodman Group unit	4,901,779	31,774,141
Stockland Corp. Ltd. unit	1,914,290	16,080,752
The GPT Group unit	5,481,129	23,714,647
Westfield Group unit	2,655,771	54,302,201
TOTAL AUSTRALIA		195,444,956
Bermuda - 0.4%
HKC Holdings Ltd.	11,849,000	4,280,483
Brazil - 0.2%
MRV Engenharia e Participacoes SA	109,500	2,277,848
Cayman Islands - 1.8%
New World China Land Ltd. (d)	14,916,200	17,520,190
Finland - 1.4%
Citycon Oyj	2,131,403	13,895,895
France - 5.1%
Fonciere Des Regions	83,900	12,242,951
Unibail-Rodamco	157,017	39,041,187
TOTAL FRANCE		51,284,138
Germany - 4.1%
DIC Asset AG	156,960	5,334,890
IVG Immobilien AG	534,500	24,184,000
Patrizia Immobilien AG (d)	875,100	11,676,851
TOTAL GERMANY		41,195,741
Greece - 2.3%
Babis Vovos International Technical SA (a)	692,830	23,227,287
Hong Kong - 19.2%
Cheung Kong Holdings Ltd.	1,489,000	29,206,993
China Overseas Land & Investment Ltd.	10,436,000	24,979,317
Hong Kong Land Holdings Ltd.	2,937,000	14,626,260
Hysan Development Co. Ltd.	3,558,032	10,750,822
Kerry Properties Ltd.	2,554,911	22,222,898
Link (REIT)	2,966,500	6,730,506
Sino Land Co.	5,134,000	16,093,095
Sun Hung Kai Properties Ltd.	3,626,000	69,295,415
TOTAL HONG KONG		193,905,306
Common Stocks - continued
	Shares	Value
Italy - 0.4%
Immobiliare Grande Distribuzione SpA	1,009,700	$ 3,946,778
Japan - 19.2%
Japan Logistics Fund, Inc.	409	2,932,112
Japan Retail Fund Investment Corp.	433	3,216,167
Joint Corp. (d)	93,000	2,643,178
Mitsubishi Estate Co. Ltd.	2,459,000	73,732,571
Mitsui Fudosan Co. Ltd.	1,224,000	33,868,050
New City Residence Investment Corp.	1,756	8,180,637
Nippon Residential Investment Corp.	2,320	11,735,207
NTT Urban Development Co.	5,951	13,427,499
Sankei Building Co. Ltd.	330,000	3,474,782
Sumitomo Realty & Development Co. Ltd.	907,000	32,019,636
Tokyo Tatemono Co. Ltd.	666,000	8,570,051
TOTAL JAPAN		193,799,890
Netherlands - 0.7%
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	119,172	7,023,662
Philippines - 2.0%
Ayala Land, Inc.	27,356,760	9,449,658
Filinvest Land, Inc.	205,814,000	8,910,313
Vista Land & Lifescapes, Inc.	14,171,000	1,794,830
TOTAL PHILIPPINES		20,154,801
Russia - 0.8%
PIK Group:
GDR (a)	263,600	7,183,100
GDR (Reg. S) unit (a)	25,000	681,250
TOTAL RUSSIA		7,864,350
Singapore - 4.5%
Ascendas Real Estate Investment Trust (A-REIT)	1,400,000	2,524,858
CapitaLand Ltd.	6,582,900	37,064,604
City Developments Ltd.	556,000	6,138,985
TOTAL SINGAPORE		45,728,447
United Kingdom - 13.2%
British Land Co. PLC	2,013,400	45,375,799
Brixton PLC	618,000	4,760,380
Capital & Regional PLC	1,327,000	18,746,721
Derwent London PLC	349,000	12,059,280
Hammerson PLC	435,600	10,070,652
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Land Securities Group PLC	891,700	$ 30,477,933
Songbird Estates PLC Class B	988,200	3,790,584
Unite Group PLC	904,000	7,823,257
TOTAL UNITED KINGDOM		133,104,606
TOTAL COMMON STOCKS (Cost $813,151,608)		954,654,378
Investment Companies - 0.7%

Luxembourg - 0.7%
ProLogis European Properties Fund (Cost $8,230,911)	417,000	6,591,272
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 4.97% (b)	39,260,416	39,260,416
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	42,287,450	42,287,450
TOTAL MONEY MARKET FUNDS (Cost $81,547,866)		81,547,866
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $902,930,385)		1,042,793,516
NET OTHER ASSETS - (3.5)%		(34,860,523)
NET ASSETS - 100%		$ 1,007,932,993
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 172,596
Fidelity Securities Lending Cash Central Fund	111,485
Total	$ 284,081
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $906,187,386. Net unrealized appreciation aggregated $136,606,130, of which $192,097,688 related to appreciated investment securities and $55,491,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company Stock Fund

October 31, 2007

LSF-QTLY-1207

1.809078.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.6%
Delphi Corp. (a)	2,000,000	$ 320
IdleAire Technologies Corp. warrants 12/15/15 (a)(g)	24,470	24
The Goodyear Tire & Rubber Co. (a)(e)	564,063	17,006
TRW Automotive Holdings Corp. (a)	622,000	18,467
WABCO Holdings, Inc.	211,533	10,750
		46,567
Automobiles - 0.2%
Ford Motor Co. (a)	1,420,000	12,595
Diversified Consumer Services - 3.1%
Carriage Services, Inc. Class A (a)	266,200	2,548
Regis Corp.	132,946	4,467
Service Corp. International (f)	15,606,400	225,825
Stewart Enterprises, Inc. Class A	2,979,752	27,026
		259,866
Hotels, Restaurants & Leisure - 1.0%
Bally Technologies, Inc. (a)(e)	1,152,360	46,475
Six Flags, Inc. (a)(e)	3,295,400	10,677
Station Casinos, Inc.	221,000	19,846
Steak n Shake Co. (a)(e)	659,400	9,990
		86,988
Household Durables - 0.3%
Foamex International, Inc. (a)	590,352	4,841
Lennar Corp. Class A (e)	983,400	22,471
		27,312
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	970,287	16,805
Media - 1.5%
Charter Communications, Inc. Class A (a)(e)	12,399,171	25,666
Cinemark Holdings, Inc. (e)	1,554,497	26,753
GateHouse Media, Inc. (e)	555,500	6,383
Gray Television, Inc.	1,995,535	18,878
Knology, Inc. (a)	113,144	1,900
Liberty Global, Inc.:
Class A (a)	570,854	22,406
Class C (a)	33,815	1,240
Nexstar Broadcasting Group, Inc. Class A (a)	1,040,500	9,812
Virgin Media, Inc.	643,680	14,232
		127,270
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
The Bon-Ton Stores, Inc. (e)(f)	761,057	$ 13,471
Specialty Retail - 0.5%
Gamestop Corp. Class A (a)	452,000	26,767
The Pep Boys - Manny, Moe & Jack (e)	1,185,692	17,442
		44,209
TOTAL CONSUMER DISCRETIONARY		635,083
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.2%
Koninklijke Ahold NV sponsored ADR	2,484,960	37,399
Kroger Co.	339,300	9,972
SUPERVALU, Inc.	1,347,217	52,205
		99,576
Food Products - 1.1%
Corn Products International, Inc.	994,019	42,286
Dean Foods Co.	989,600	27,481
Interstate Bakeries Corp. (a)(f)	2,911,700	259
Smithfield Foods, Inc. (a)	711,700	20,404
		90,430
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	3,694,361	4,249
TOTAL CONSUMER STAPLES		194,255
ENERGY - 36.9%
Energy Equipment & Services - 8.8%
Basic Energy Services, Inc. (a)	249,300	4,934
Exterran Holdings, Inc. (a)(e)(f)	3,932,894	331,150
Grant Prideco, Inc. (a)	2,243,420	110,287
Grey Wolf, Inc. (a)	8,326,600	46,879
Hercules Offshore, Inc. (a)(e)	1,072,822	29,009
Nabors Industries Ltd. (a)	808,800	22,711
Noble Corp.	696,000	36,853
Oil States International, Inc. (a)	270,700	11,692
Parker Drilling Co. (a)	1,200,000	10,128
Petroleum Geo-Services ASA	1,049,100	30,888
Petroleum Geo-Services ASA sponsored ADR	2,244,777	66,333
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pride International, Inc. (a)	646,100	$ 23,841
Rowan Companies, Inc.	321,100	12,516
		737,221
Oil, Gas & Consumable Fuels - 28.1%
Alpha Natural Resources, Inc. (a)(f)	3,830,295	105,103
Anadarko Petroleum Corp.	340,948	20,123
Arch Coal, Inc.	688,255	28,218
Cabot Oil & Gas Corp.	787,400	31,252
Chesapeake Energy Corp. (e)	4,710,100	185,955
ConocoPhillips	414,631	35,227
Double Hull Tankers, Inc. (f)	2,298,600	35,697
El Paso Corp.	9,622,112	169,926
EOG Resources, Inc.	368,700	32,667
Forest Oil Corp. (a)(f)	4,814,100	233,917
Frontier Oil Corp.	1,583,600	72,513
Frontline Ltd. (NY Shares)	1,810,700	82,206
General Maritime Corp. (f)	3,049,200	85,926
Mariner Energy, Inc. (a)	2,921,653	73,041
Massey Energy Co.	2,557,500	81,022
Nexen, Inc.	1,663,200	56,350
OPTI Canada, Inc. (a)	1,311,300	26,457
Overseas Shipholding Group, Inc. (f)	2,008,500	149,432
Paladin Resources Ltd. (a)(e)	2,042,400	15,901
Peabody Energy Corp.	2,451,813	136,689
Petrohawk Energy Corp. (a)	2,719,148	50,304
Plains Exploration & Production Co. (a)	299,100	15,239
Pogo Producing Co.	304,600	18,142
Range Resources Corp.	3,489,300	156,774
Ship Finance International Ltd.:
(Norway)	53,099	1,405
(NY Shares)	1,275,051	34,911
Stone Energy Corp. (a)	557,646	24,860
Teekay Corp.	3,343,200	187,052
Valero Energy Corp.	1,387,400	97,715
Williams Companies, Inc.	1,784,400	65,113
XTO Energy, Inc.	456,996	30,335
		2,339,472
TOTAL ENERGY		3,076,693
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.9%
Capital Markets - 0.5%
Legg Mason, Inc.	454,000	$ 37,655
Commercial Banks - 0.1%
PNC Financial Services Group, Inc.	157,200	11,344
Insurance - 0.1%
American Financial Group, Inc.	400,550	11,976
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	553,200	13,487
TOTAL FINANCIALS		74,462
HEALTH CARE - 2.6%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	1,416
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	430,100	25,810
Beckman Coulter, Inc.	354,200	25,084
Covidien Ltd.	631,050	26,252
Hospira, Inc. (a)	361,900	14,957
		92,103
Health Care Providers & Services - 1.4%
Community Health Systems, Inc. (a)	484,500	15,955
DaVita, Inc. (a)	1,389,200	90,562
Rural/Metro Corp. (a)	834,200	2,511
Tenet Healthcare Corp. (a)(e)	1,543,452	5,418
		114,446
Pharmaceuticals - 0.1%
Adams Respiratory Therapeutics, Inc. (a)	207,300	9,109
TOTAL HEALTH CARE		217,074
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.3%
American Science & Engineering, Inc. (e)	314,591	19,014
DRS Technologies, Inc.	138,500	7,955
Teledyne Technologies, Inc. (a)	368,594	19,281
United Technologies Corp.	832,550	63,765
		110,015
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	179,465	4,284
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 1.0%
AirTran Holdings, Inc. (a)(e)	861,500	$ 8,968
AMR Corp. (a)	670,630	16,095
Delta Air Lines, Inc. (a)	2,112,876	43,948
Northwest Airlines Corp. (a)	204,709	3,797
UAL Corp. (a)	280,400	13,431
		86,239
Building Products - 1.6%
American Standard Companies, Inc.	634,600	23,652
Armstrong World Industries, Inc. (a)	120,989	4,962
Goodman Global, Inc. (a)	426,400	10,511
Lennox International, Inc.	130,700	4,666
Owens Corning (a)(e)	3,613,249	83,502
Owens Corning warrants 10/31/13 (a)	406,600	1,733
		129,026
Commercial Services & Supplies - 3.6%
Allied Waste Industries, Inc. (a)	6,312,500	79,790
Cenveo, Inc. (a)(e)(f)	3,848,400	86,897
Deluxe Corp.	355,000	14,321
Interface, Inc. Class A	266,673	5,101
Layne Christensen Co. (a)	261,929	14,914
Republic Services, Inc.	744,750	25,463
The Brink's Co.	244,500	15,318
Waste Management, Inc.	1,494,300	54,378
		296,182
Construction & Engineering - 0.8%
Foster Wheeler Ltd. (a)	447,900	66,401
Great Lakes Dredge & Dock Corp. (a)	429,400	3,843
		70,244
Electrical Equipment - 1.2%
Baldor Electric Co. (e)	404,900	16,326
Belden, Inc.	497,736	29,003
Emerson Electric Co.	389,900	20,380
General Cable Corp. (a)	197,700	14,232
GrafTech International Ltd. (a)	468,960	8,863
Superior Essex, Inc. (a)	321,722	10,697
		99,501
Machinery - 1.9%
Accuride Corp. (a)	1,384,197	14,119
Badger Meter, Inc. (e)	406,854	15,644
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	412,000	$ 49,424
Dover Corp.	542,300	24,946
Eaton Corp.	278,800	25,811
FreightCar America, Inc.	151,247	6,534
Ingersoll-Rand Co. Ltd. Class A	405,600	20,422
Thermadyne Holdings Corp. (a)	64,900	876
Timken Co.	92,800	3,087
		160,863
Marine - 2.4%
Genco Shipping & Trading Ltd.	1,096,400	78,820
Navios Maritime Holdings, Inc. (f)	5,740,486	103,731
OceanFreight, Inc. (f)	740,600	19,730
		202,281
Trading Companies & Distributors - 0.6%
H&E Equipment Services, Inc. (a)	12,900	227
UAP Holding Corp.	846,600	26,947
United Rentals, Inc. (a)	655,600	22,415
		49,589
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	215,300	8,821
TOTAL INDUSTRIALS		1,217,045
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.3%
Motorola, Inc.	1,155,400	21,710
Computers & Peripherals - 1.7%
EMC Corp. (a)	3,501,700	88,908
Seagate Technology	1,230,800	34,265
Sun Microsystems, Inc. (a)	3,927,500	22,426
		145,599
Electronic Equipment & Instruments - 3.5%
Cogent, Inc. (a)(e)	1,966,117	29,040
DDi Corp. (a)	295,899	1,942
Flextronics International Ltd. (a)	13,177,863	162,219
Itron, Inc. (a)	350,800	37,707
Merix Corp. (a)(f)	1,545,123	10,785
TTM Technologies, Inc. (a)	852,523	10,938
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tyco Electronics Ltd.	631,050	$ 22,510
Viasystems Group, Inc. (a)	775,300	7,055
Viasystems Group, Inc. (h)	625,780	5,695
Vishay Intertechnology, Inc. (a)	450,613	5,673
		293,564
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	6,624
IT Services - 0.8%
CACI International, Inc. Class A (a)	348,000	18,740
Cognizant Technology Solutions Corp. Class A (a)	56,200	2,330
Global Cash Access Holdings, Inc. (a)	1,435,000	14,336
SAIC, Inc. (e)	1,381,400	27,227
		62,633
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)(e)	8,842,500	115,660
AMIS Holdings, Inc. (a)(f)	4,524,524	34,703
Amkor Technology, Inc. (a)(e)(f)	12,599,836	142,756
Atmel Corp. (a)	5,381,223	26,314
Cypress Semiconductor Corp. (a)	751,200	27,456
Fairchild Semiconductor International, Inc. (a)	200,000	3,650
Infineon Technologies AG sponsored ADR (a)	1,211,200	17,780
Intel Corp.	1,361,300	36,619
Micron Technology, Inc. (a)(e)	1,361,300	14,307
ON Semiconductor Corp. (a)(e)(f)	17,876,600	182,341
Skyworks Solutions, Inc. (a)	1,112,647	10,259
		611,845
Software - 1.0%
Autodesk, Inc. (a)	491,900	24,054
Sybase, Inc. (a)(e)	396,100	11,328
Symantec Corp. (a)(e)	2,549,400	47,878
		83,260
TOTAL INFORMATION TECHNOLOGY		1,225,235
MATERIALS - 14.3%
Chemicals - 5.2%
Agrium, Inc.	344,200	21,872
Albemarle Corp.	1,113,706	53,191
Arch Chemicals, Inc.	648,542	29,586
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	4,293,100	$ 180,138
Georgia Gulf Corp. (e)	609,840	7,379
H.B. Fuller Co.	2,983,010	87,790
Monsanto Co.	469,600	45,847
Nalco Holding Co.	128,300	3,190
Pliant Corp. (a)	567	0
Texas Petrochemicals, Inc. (a)	11,700	351
		429,344
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	1,263,090	56,106
Smurfit-Stone Container Corp. (a)	3,726,482	45,128
		101,234
Metals & Mining - 6.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,821,352	449,694
Ormet Corp. (a)	330,000	5,891
Ormet Corp. (a)(h)	1,075,000	17,270
Reliance Steel & Aluminum Co.	498,683	29,098
United States Steel Corp.	160,000	17,264
		519,217
Paper & Forest Products - 1.7%
AbitibiBowater, Inc. (e)	606,788	20,789
Domtar Corp. (a)	1,901,400	16,314
International Paper Co. (e)	896,100	33,120
Neenah Paper, Inc.	518,300	17,622
Weyerhaeuser Co.	694,300	52,704
		140,549
TOTAL MATERIALS		1,190,344
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc. (a)	1,000,000	3,030
McLeodUSA, Inc. (a)	1,701,867	25,294
Qwest Communications International, Inc. (a)(e)	3,203,500	23,001
XO Holdings, Inc. (a)	926,500	2,965
		54,290
UTILITIES - 3.6%
Electric Utilities - 0.2%
Allegheny Energy, Inc.	269,300	16,336
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.2%
ONEOK, Inc.	317,600	$ 15,861
Independent Power Producers & Energy Traders - 2.3%
AES Corp. (a)	6,222,740	133,229
Dynegy, Inc. Class A (a)	1,987,000	18,300
Mirant Corp. (a)	714,500	30,266
NRG Energy, Inc. (a)	137,700	6,287
		188,082
Multi-Utilities - 0.9%
Aquila, Inc. (a)	351,962	1,471
CMS Energy Corp.	4,552,600	77,258
		78,729
TOTAL UTILITIES		299,008
TOTAL COMMON STOCKS (Cost $5,875,853)		8,183,489
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EXCO Resources, Inc. Series A1:
11.00% (h)	2,173	21,914
7.00% (h)	527	5,315
		27,229
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	5,008	2,254
TOTAL PREFERRED STOCKS (Cost $29,411)		29,483
Corporate Bonds - 0.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 15,495	$ 16,270
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
IdleAire Technologies Corp. 0% 12/15/12 (d)	24,470	13,948
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	269
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	280
		549
TOTAL NONCONVERTIBLE BONDS		14,497
TOTAL CORPORATE BONDS (Cost $38,469)		30,767
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 4.97% (b)	55,707,171	55,707
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	459,435,030	459,435
TOTAL MONEY MARKET FUNDS (Cost $515,142)		515,142
Equity Funds - 0.0%

Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $789)	64,750,000	4,306
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $6,459,664)		8,763,187
NET OTHER ASSETS - (5.1)%		(426,180)
NET ASSETS - 100%		$ 8,337,007
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $293,000 or 0.0% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,464,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 11.00%	3/28/07	$ 21,730
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 5,270
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 15,649
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Viasystems Group, Inc.	2/13/04	$ 12,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,762
Fidelity Securities Lending Cash Central Fund	1,071
Total	$ 2,833
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alpha Natural Resources, Inc.	$ 68,371	$ -	$ -	$ -	$ 105,103
AMIS Holdings, Inc.	46,648	-	-	-	34,703
Amkor Technology, Inc.	155,734	-	-	-	142,756
Cenveo, Inc.	80,855	-	-	-	86,897
Double Hull Tankers, Inc.	40,938	-	-	896	35,697
Exterran Holdings, Inc.	-	34,678	-	-	331,150
Forest Oil Corp.	160,969	34,970	-	-	233,917
Friendly Ice Cream Corp.	6,478	-	6,563	-	-
General Maritime Corp.	84,479	-	5,306	162	85,926
Interstate Bakeries Corp.	5,678	-	-	-	259
Merix Corp.	11,635	-	-	-	10,785
Navios Maritime Holdings, Inc.	73,496	1,727	-	375	103,731
OceanFreight, Inc.	17,693	-	-	289	19,730
ON Semiconductor Corp.	211,301	-	-	-	182,341
Overseas Shipholding Group, Inc.	140,663	13,883	-	567	149,432
Service Corp. International	192,786	-	4,257	477	225,825
The Bon-Ton Stores, Inc.	-	15,705	-	7	13,471
Universal Compression Holdings, Inc.	148,600	-	-	-	-
Total	$ 1,446,324	$ 100,963	$ 16,126	$ 2,773	$ 1,761,723
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,460,022,000. Net unrealized appreciation aggregated $2,303,165,000, of which $2,612,578,000 related to appreciated investment securities and $309,413,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

October 31, 2007

OTC-QTLY-1207

1.809071.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.1%
Johnson Controls, Inc.	241,600	$ 10,563
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	979,700	77,651
Capella Education Co.	90,000	5,580
		83,231
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc. (a)	488,408	9,666
Home Inns & Hotels Management, Inc. ADR (d)	464,200	20,439
Morgans Hotel Group Co. (a)	1,329,300	30,255
Red Robin Gourmet Burgers, Inc. (a)	358,000	14,327
Starbucks Corp. (a)	855,600	22,827
Texas Roadhouse, Inc. Class A (a)	250,000	3,168
		100,682
Household Durables - 0.1%
Garmin Ltd.	127,000	13,640
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)(d)	1,183,300	105,491
Media - 0.8%
Dolan Media Co.	637,739	17,219
EchoStar Communications Corp. Class A (a)	321,000	15,716
Focus Media Holding Ltd. ADR (a)(d)	332,900	20,640
Pyramid Saimira Theatre Ltd.	532,953	3,867
TiVo, Inc. (a)(d)	3,854,075	27,480
		84,922
Multiline Retail - 0.8%
Sears Holdings Corp. (a)(d)	583,500	78,650
Specialty Retail - 0.6%
Gamestop Corp. Class A (a)	667,700	39,541
Staples, Inc.	864,700	20,182
Ulta Salon, Cosmetics & Fragrance, Inc.	9,300	318
		60,041
Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc. (a)(d)	382,600	28,599
Deckers Outdoor Corp. (a)(e)	736,500	102,955
Fuqi International, Inc. (a)(d)	223,900	1,845
Gitanjali Gems Ltd.	200,000	2,028
Lululemon Athletica, Inc. (d)	781,900	41,613
Provogue (India) Ltd.	405,999	10,010
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Provogue (India) Ltd. (g)	700,000	$ 15,431
Steven Madden Ltd.	1,000,000	22,290
		224,771
TOTAL CONSUMER DISCRETIONARY		761,991
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	460,200	30,953
Whole Foods Market, Inc. (d)	1,405,300	69,619
Winn-Dixie Stores, Inc. (a)(d)	1,152,500	27,245
		127,817
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. (a)(d)	374,000	13,950
SunOpta, Inc. (a)	340,600	5,102
		19,052
Personal Products - 0.1%
Bare Escentuals, Inc.	556,500	13,746
TOTAL CONSUMER STAPLES		160,615
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
China Shenhua Energy Co. Ltd. (H Shares)	500,000	3,222
Hess Corp.	144,900	10,376
Occidental Petroleum Corp.	143,900	9,936
Petronet LNG Ltd.	3,440,000	7,774
Valero Energy Corp.	1,313,500	92,510
		123,818
FINANCIALS - 2.9%
Capital Markets - 2.1%
Ashmore Group plc	1,772,000	10,758
Charles Schwab Corp.	3,504,700	81,449
FCStone Group, Inc.	146,100	5,150
GFI Group, Inc. (a)	178,600	15,417
Goldman Sachs Group, Inc.	132,000	32,725
Lehman Brothers Holdings, Inc.	440,000	27,870
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	533,800	$ 34,291
TD Ameritrade Holding Corp. (a)	524,400	10,037
		217,697
Commercial Banks - 0.2%
East West Bancorp, Inc.	212,350	7,165
UCBH Holdings, Inc.	603,500	10,302
		17,467
Consumer Finance - 0.3%
Capital One Financial Corp. (d)	467,600	30,670
Diversified Financial Services - 0.1%
Bovespa Holding SA (a)	116,000	2,209
CME Group, Inc.	10,000	6,663
		8,872
Insurance - 0.1%
AMBAC Financial Group, Inc.	296,353	10,915
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. (a)	154,800	115
Real Estate Management & Development - 0.1%
DLF Ltd.	141,397	3,425
Indiabulls Real Estate Ltd. (a)	475,950	7,976
		11,401
TOTAL FINANCIALS		297,137
HEALTH CARE - 13.5%
Biotechnology - 8.7%
Acadia Pharmaceuticals, Inc. (a)	267,800	4,119
Alexion Pharmaceuticals, Inc. (a)	217,880	16,668
Alkermes, Inc. (a)	1,694,941	27,458
Amgen, Inc. (a)	913,100	53,060
Amylin Pharmaceuticals, Inc. (a)(d)	1,613,800	72,653
Biogen Idec, Inc. (a)	2,320,900	172,768
Celgene Corp. (a)	3,426,492	226,148
Cougar Biotechnology, Inc. (a)	897,698	30,432
CytRx Corp. (a)	1,558,467	5,891
Gilead Sciences, Inc. (a)	2,778,500	128,339
GTx, Inc. (a)	264,100	4,167
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Indevus Pharmaceuticals, Inc. (a)	3,661,361	$ 28,192
Myriad Genetics, Inc. (a)	300,000	16,608
ONYX Pharmaceuticals, Inc. (a)	582,200	27,195
Regeneron Pharmaceuticals, Inc. (a)	1,258,100	27,678
Seattle Genetics, Inc. (a)	377,200	4,530
Transition Therapeutics, Inc. (a)	560,633	6,027
Vertex Pharmaceuticals, Inc. (a)	911,988	29,494
		881,427
Health Care Equipment & Supplies - 1.2%
Accuray, Inc.	538,500	10,824
Cynosure, Inc. Class A (a)	354,700	13,482
Gen-Probe, Inc. (a)	500,500	35,045
Respironics, Inc. (a)	862,100	43,157
Zoll Medical Corp. (a)	811,200	19,842
		122,350
Health Care Providers & Services - 0.9%
athenahealth, Inc.	238,600	9,122
Express Scripts, Inc. (a)	1,090,400	68,804
Henry Schein, Inc. (a)	164,600	9,860
		87,786
Health Care Technology - 0.2%
Cerner Corp. (a)	413,200	24,610
Life Sciences Tools & Services - 1.3%
Affymetrix, Inc. (a)	787,341	20,046
AMAG Pharmaceuticals, Inc.	309,000	20,193
Exelixis, Inc. (a)	553,000	6,083
Illumina, Inc. (a)(d)	1,076,046	60,420
Illumina, Inc.:
warrants 11/22/10 (a)(g)	354,776	4,575
warrants 1/19/11 (a)(g)	452,917	5,870
Medivation, Inc. (a)(d)	578,600	12,087
Sequenom, Inc. (a)(d)	350,000	3,399
		132,673
Pharmaceuticals - 1.2%
Elan Corp. PLC sponsored ADR (a)	2,312,900	55,047
Sepracor, Inc. (a)(d)	2,598,900	71,574
		126,621
TOTAL HEALTH CARE		1,375,467
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	315,800	$ 19,077
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	103,400	5,237
Airlines - 0.7%
JetBlue Airways Corp. (a)(d)	2,715,775	24,795
UAL Corp. (a)	959,200	45,946
US Airways Group, Inc. (a)	169,370	4,685
		75,426
Commercial Services & Supplies - 0.1%
Corporate Executive Board Co.	161,500	11,507
Construction & Engineering - 1.1%
Fluor Corp.	63,100	9,970
Foster Wheeler Ltd. (a)	183,000	27,130
Great Lakes Dredge & Dock Corp. (a)	1,406,100	12,585
IVRCL Infrastructures & Projects Ltd.	170,000	2,214
Jaiprakash Associates Ltd.	180,000	6,757
KHD Humboldt Wedag International Ltd. (a)	257,200	11,528
Larsen & Toubro Ltd.	130,000	14,213
Washington Group International, Inc. (a)	235,700	22,945
		107,342
Electrical Equipment - 2.6%
ABB Ltd. sponsored ADR	378,800	11,447
American Superconductor Corp. (a)	404,200	10,974
Bharat Heavy Electricals Ltd.	191,762	12,836
Crompton Greaves Ltd.	1,010,000	10,557
First Solar, Inc.	223,100	35,431
JA Solar Holdings Co. Ltd. ADR	1,354,600	78,025
Nexans SA	25,300	4,299
Prysmian SpA	270,300	7,766
Renewable Energy Corp. AS (a)	502,800	25,625
Sunpower Corp. Class A (a)(d)	527,900	66,758
		263,718
Industrial Conglomerates - 0.1%
Siemens India Ltd.	170,000	8,602
Machinery - 1.0%
Bucyrus International, Inc. Class A	162,000	13,365
Force Protection, Inc. (a)(d)	711,100	12,729
Navistar International Corp. (a)	743,200	46,822
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Sulzer AG (Reg.)	3,307	$ 5,305
TurboChef Technologies, Inc. (a)(d)	1,448,094	22,243
		100,464
Marine - 0.5%
DryShips, Inc.	123,800	14,591
Eagle Bulk Shipping, Inc.	709,400	24,183
Genco Shipping & Trading Ltd.	70,200	5,047
Paragon Shipping, Inc. (d)	325,000	8,151
Quintana Maritime Ltd.	150,000	4,193
		56,165
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	259,437	4,397
UAP Holding Corp.	700,000	22,281
		26,678
Transportation Infrastructure - 0.0%
Tianjin Port Development Holdings Ltd.	3,888,000	4,041
TOTAL INDUSTRIALS		678,257
INFORMATION TECHNOLOGY - 65.0%
Communications Equipment - 11.0%
Blue Coat Systems, Inc. (a)	682,000	27,682
Cisco Systems, Inc. (a)	13,474,200	445,457
F5 Networks, Inc. (a)	800,600	28,846
Infinera Corp.	865,142	19,094
Juniper Networks, Inc. (a)	854,987	30,780
Polycom, Inc. (a)	543,300	15,202
QUALCOMM, Inc.	1,725,600	73,735
Research In Motion Ltd. (a)	3,577,866	445,480
Riverbed Technology, Inc.	316,400	10,691
Sonus Networks, Inc. (a)	3,125,883	21,569
		1,118,536
Computers & Peripherals - 13.0%
Apple, Inc. (a)	3,860,100	733,226
Dell, Inc. (a)	5,664,850	173,344
EMC Corp. (a)	2,423,300	61,528
Hewlett-Packard Co.	2,160,500	111,655
High Tech Computer Corp.	1,205,000	24,587
Network Appliance, Inc. (a)	5,158,671	162,447
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Palm, Inc.	5,013,159	$ 45,219
Rackable Systems, Inc. (a)(d)	1,258,069	17,185
		1,329,191
Electronic Equipment & Instruments - 1.4%
Brightpoint, Inc. (a)	2,099,086	34,005
Comverge, Inc. (d)	260,300	9,163
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,944,540	60,329
Ibiden Co. Ltd.	209,900	17,796
Motech Industries, Inc.	728,715	7,648
Trimble Navigation Ltd. (a)	354,700	14,791
		143,732
Internet Software & Services - 11.2%
Akamai Technologies, Inc. (a)(d)	1,133,275	44,413
Alibaba.com Ltd. (a)	209,500	676
Blinkx PLC	4,390,080	2,898
eBay, Inc. (a)	1,125,587	40,634
Equinix, Inc. (a)	268,500	31,323
Google, Inc. Class A (sub. vtg.) (a)	1,237,440	874,866
Greenfield Online, Inc. (a)	331,600	5,060
India Infoline Ltd.	210,000	5,948
INFO Edge India Ltd.	210,000	6,512
Mercadolibre, Inc.	693,850	31,001
Visual Sciences, Inc. (a)	933,000	16,981
Yahoo!, Inc. (a)	2,759,216	85,812
		1,146,124
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	3,247,350	134,635
Infosys Technologies Ltd. sponsored ADR	719,000	36,626
		171,261
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc. (a)	2,326,400	30,429
Applied Materials, Inc.	1,592,500	30,926
Broadcom Corp. Class A (a)(d)	9,121,550	296,906
Cavium Networks, Inc.	45,415	1,321
Cree, Inc. (a)(d)	1,962,400	54,947
Cypress Semiconductor Corp. (a)	1,385,150	50,627
Hittite Microwave Corp. (a)	155,401	7,809
Intel Corp.	6,162,700	165,777
Manz Automation AG (a)	8,400	1,887
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	1,724,900	$ 31,100
Maxim Integrated Products, Inc.	2,022,800	54,818
Omnivision Technologies, Inc. (a)(d)(e)	3,989,948	88,377
PMC-Sierra, Inc. (a)	1,238,096	11,155
Power Integrations, Inc. (a)	413,200	13,441
Silicon Image, Inc. (a)	1,935,895	12,332
Tessera Technologies, Inc. (a)	304,400	11,625
TriQuint Semiconductor, Inc. (a)	831,359	5,213
Veeco Instruments, Inc. (a)	354,200	6,400
		875,090
Software - 18.1%
Activision, Inc. (a)	3,394,500	80,280
Adobe Systems, Inc. (a)	1,468,856	70,358
Ansys, Inc. (a)	81,700	3,171
BladeLogic, Inc.	7,000	215
Callidus Software, Inc. (a)	1,000,000	7,390
Electronic Arts, Inc. (a)	1,694,600	103,574
Gameloft (a)	772,363	7,956
Longtop Financial Technologies Ltd. ADR (a)	319,500	9,074
Microsoft Corp.	9,073,800	334,007
Nintendo Co. Ltd.	1,030,300	647,028
Nintendo Co. Ltd. ADR	3,675,200	288,503
Oracle Corp. (a)	1,637,500	36,303
Perfect World Co. Ltd. sponsored ADR Class B	243,700	8,454
Quest Software, Inc. (a)	1,584,921	27,578
Salesforce.com, Inc. (a)	518,700	29,239
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,382,500	54,429
Take-Two Interactive Software, Inc. (a)(d)	2,828,421	53,118
Ubisoft Entertainment SA (a)	202,000	16,591
VMware, Inc. Class A	497,500	62,103
		1,839,371
TOTAL INFORMATION TECHNOLOGY		6,623,305
MATERIALS - 1.5%
Chemicals - 1.0%
Celanese Corp. Class A	380,200	15,953
Monsanto Co.	508,600	49,655
The Mosaic Co. (a)	270,900	18,909
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Uralkali JSC ADR (a)(f)	227,700	$ 5,715
Zoltek Companies, Inc. (a)(d)	221,200	9,788
		100,020
Metals & Mining - 0.5%
Century Aluminum Co. (a)(d)	315,300	18,347
Goldcorp, Inc.	66,800	2,351
Horsehead Holding Corp. (d)	96,900	2,209
Lihir Gold Ltd. sponsored ADR	157,000	6,291
Steel Dynamics, Inc.	243,900	12,980
Sterlite Industries (India) Ltd. ADR (a)	492,700	12,795
		54,973
TOTAL MATERIALS		154,993
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	324,000	11,534
UTILITIES - 0.2%
Electric Utilities - 0.2%
Reliance Energy Ltd.	370,000	17,763
Tata Power Co. Ltd.	70,000	2,187
		19,950
TOTAL COMMON STOCKS (Cost $7,269,710)		10,207,067
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 4.97% (b)	72,586,274	72,586
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	487,229,467	487,229
TOTAL MONEY MARKET FUNDS (Cost $559,815)		559,815
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 4.54%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $24,412)	$ 24,415	$ 24,412
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $7,853,937)		10,791,294
NET OTHER ASSETS - (5.9)%		(599,677)
NET ASSETS - 100%		$ 10,191,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,715,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,876,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants 11/22/10	11/21/05	$ 0
Illumina, Inc. warrants 1/19/11	1/18/06	$ 0
Provogue (India) Ltd.	2/21/07	$ 7,157
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$24,412,000 due 11/01/07 at 4.54%
Banc of America Securities LLC	$ 13,861
Lehman Brothers, Inc.	10,551
$ 24,412
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 537
Fidelity Securities Lending Cash Central Fund	1,355
Total	$ 1,892
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Deckers Outdoor Corp.	$ 69,644	$ 5,734	$ -	$ -	$ 102,955
Omnivision Technologies, Inc.	67,769	953	-	-	88,377
Total	$ 137,413	$ 6,687	$ -	$ -	$ 191,332
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,880,583,000. Net unrealized appreciation aggregated $2,910,711,000, of which $3,205,651,000 related to appreciated investment securities and $294,940,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

October 31, 2007

REI-QTLY-1207

1.809106.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 18.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Red Lion Hotels Corp. (a)	89,500	$ 878,890
Starwood Hotels & Resorts Worldwide, Inc.	44,300	2,518,898
		3,397,788
FINANCIALS - 16.2%
Real Estate Investment Trusts - 16.1%
Acadia Realty Trust (SBI)	92,200	2,443,300
Alexandria Real Estate Equities, Inc.	42,600	4,393,764
AMB Property Corp. (SBI)	10,700	699,245
American Financial Realty Trust (SBI)	57,100	384,854
Annaly Capital Management, Inc.	850,600	14,536,743
Anworth Mortgage Asset Corp.	394,300	2,693,069
AvalonBay Communities, Inc.	25,000	3,066,250
Boston Properties, Inc.	9,500	1,029,230
CaPlease, Inc.	97,000	907,920
Corporate Office Properties Trust (SBI)	6,800	281,044
Cousins Properties, Inc.	25,300	728,387
Cypress Sharpridge Investments, Inc. (c)	399,375	2,995,313
DCT Industrial Trust, Inc.	128,000	1,373,440
Developers Diversified Realty Corp.	52,600	2,651,040
Equity Lifestyle Properties, Inc.	53,430	2,684,323
Equity Residential (SBI)	59,100	2,469,198
Federal Realty Investment Trust (SBI)	5,000	441,100
General Growth Properties, Inc.	54,940	2,986,538
GMH Communities Trust	80,900	597,042
HCP, Inc.	106,600	3,628,664
Host Hotels & Resorts, Inc.	52,949	1,173,350
Inland Real Estate Corp.	196,800	2,932,320
Kilroy Realty Corp.	7,900	513,816
Kimco Realty Corp.	25,200	1,046,304
LaSalle Hotel Properties (SBI)	10,300	425,596
LTC Properties, Inc.	25,000	633,500
MFA Mortgage Investments, Inc.	602,800	5,159,968
National Retail Properties, Inc.	15,000	380,250
Nationwide Health Properties, Inc.	54,600	1,704,612
Newcastle Investment Corp.	110,200	1,636,470
Potlatch Corp.	9,100	433,706
ProLogis Trust	11,966	858,441
Simon Property Group, Inc.	6,804	708,364
UDR, Inc.	34,900	828,526
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	58,800	$ 2,521,932
Vornado Realty Trust	26,700	2,982,924
		74,930,543
Real Estate Management & Development - 0.1%
Meruelo Maddux Properties, Inc.	113,600	546,416
TOTAL FINANCIALS		75,476,959
HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
Capital Senior Living Corp. (a)	208,000	1,859,520
Emeritus Corp. (a)	133,900	4,418,700
Sun Healthcare Group, Inc. (a)	130,000	2,099,500
		8,377,720
TOTAL COMMON STOCKS (Cost $74,602,542)		87,252,467
Preferred Stocks - 17.0%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc. Series B, 6.00%	20,000	670,020
HRPT Properties Trust 6.50%	80,000	1,765,840
Lexington Corporate Properties Trust Series C 6.50%	3,000	126,450
		2,562,310
Nonconvertible Preferred Stocks - 16.5%
FINANCIALS - 16.5%
Diversified Financial Services - 0.5%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	535,000
Red Lion Hotels Capital Trust 9.50%	77,750	2,002,063
		2,537,063
Insurance - 0.4%
Hilltop Holdings, Inc. Series A, 8.25%	84,200	1,822,930
Real Estate Investment Trusts - 15.1%
Accredited Mortgage Loan Trust Series A, 9.75%	202,295	2,467,999
Alexandria Real Estate Equities, Inc. Series C, 8.375%	65,000	1,651,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mtg Investment Corp.:
Series A, 9.375%	120,300	$ 51,729
Series B, 9.25%	124,100	31,025
Annaly Capital Management, Inc. Series A, 7.875%	182,900	4,508,485
Anthracite Capital, Inc. Series C, 9.375%	13,200	256,080
Anworth Mortgage Asset Corp. Series A, 8.625%	229,327	5,469,449
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,692,306
Series T, 8.00%	57,500	1,420,825
Ashford Hospitality Trust, Inc. Series A, 8.55%	85,000	1,989,850
Cedar Shopping Centers, Inc. 8.875%	70,000	1,802,500
CenterPoint Properties Trust Series D, 5.377%	3,575	3,003,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	28,500	714,210
Cousins Properties, Inc. Series A, 7.75%	71,700	1,781,745
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	20,000	503,200
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,890,750
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	24,000	384,000
EastGroup Properties, Inc. Series D, 7.95%	100,500	2,487,375
Equity Inns, Inc. Series B, 8.75%	35,300	617,750
Glimcher Realty Trust Series F, 8.75%	27,000	661,230
Gramercy Capital Corp. Series A, 8.125%	20,000	418,800
HomeBanc Mortgage Corp. Series A, 10.00%	104,685	47,108
Hospitality Properties Trust:
Series B, 8.875%	67,975	1,708,212
Series C, 7.00%	55,000	1,201,200
Host Hotels & Resorts, Inc. Series E, 8.875%	50,000	1,307,500
HRPT Properties Trust Series B, 8.75%	41,200	1,030,000
Innkeepers USA Trust Series C, 8.00%	62,400	967,200
Kimco Realty Corp. Series G, 7.75%	34,700	879,645
LaSalle Hotel Properties Series B, 8.375%	19,400	487,910
LBA Realty Fund II:
Series A, 8.75% (a)(c)	69,000	3,087,750
Series B, 7.625% (a)	31,240	577,940
Lexington Corporate Properties Trust Series B, 8.05%	29,500	717,735
Lexington Realty Trust 7.55%	30,000	693,600
LTC Properties, Inc. Series F, 8.00%	20,000	477,800
MFA Mortgage Investments, Inc. Series A, 8.50%	274,400	6,536,208
Mid-America Apartment Communities, Inc. Series H, 8.30%	27,800	710,012
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp.:
Series B, 9.75%	199,700	$ 4,221,658
Series D, 8.375%	51,300	995,220
Omega Healthcare Investors, Inc. Series D, 8.375%	64,800	1,620,000
Prime Group Realty Trust Series B, 9.00%	20,398	252,119
ProLogis Trust Series C, 8.54%	6,478	343,399
RAIT Financial Trust:
Series A, 7.75%	13,500	162,540
Series B, 8.375%	56,500	748,625
Realty Income Corp. 8.25%	66,933	1,722,855
Saul Centers, Inc. 8.00%	103,300	2,577,335
Simon Property Group, Inc. Series J, 8.375%	5,600	322,560
Strategic Hotel & Resorts, Inc. 8.50% (c)	119,500	2,868,000
		70,067,439
Thrifts & Mortgage Finance - 0.5%
MFH Financial Trust I 9.50% (a)(c)	22,660	2,266,000
TOTAL FINANCIALS		76,693,432
TOTAL PREFERRED STOCKS (Cost $96,171,991)		79,255,742
Corporate Bonds - 34.5%
		Principal Amount (g)
Convertible Bonds - 3.0%
FINANCIALS - 3.0%
Real Estate Investment Trusts - 3.0%
American Financial Realty Trust 4.375% 7/15/24		$ 10,250,000	9,645,250
Anthracite Capital, Inc. 11.75% 9/1/27 (c)		500,000	481,800
BioMed Realty LP 4.5% 10/1/26 (c)		1,000,000	935,100
CaPlease, Inc. 7.5% 10/1/27 (c)		2,040,000	1,960,644
Washington (REIT) 3.875% 9/15/26		750,000	715,200
			13,737,994
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - 31.5%
CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 0.4%
Host Marriott LP 7% 8/15/12		$ 2,000,000	$ 2,022,500
Household Durables - 5.3%
Beazer Homes USA, Inc.:
8.125% 6/15/16		1,000,000	795,000
8.375% 4/15/12		1,000,000	815,000
D.R. Horton, Inc. 4.875% 1/15/10		1,000,000	920,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000	319,200
6.25% 1/15/16		1,000,000	785,000
7.5% 5/15/16		1,000,000	790,000
7.75% 5/15/13		4,000,000	2,800,000
KB Home:
5.875% 1/15/15		2,000,000	1,770,000
6.25% 6/15/15		3,500,000	3,150,000
7.75% 2/1/10		1,500,000	1,443,750
Kimball Hill, Inc. 10.5% 12/15/12		5,225,000	4,023,250
Lennar Corp. 5.5% 9/1/14		500,000	428,602
M/I Homes, Inc. 6.875% 4/1/12		1,400,000	1,148,000
Meritage Homes Corp. 6.25% 3/15/15		2,500,000	1,987,500
Standard Pacific Corp. 6.5% 8/15/10		500,000	377,500
Stanley-Martin Communities LLC 9.75% 8/15/15		4,620,000	3,095,400
			24,648,202
TOTAL CONSUMER DISCRETIONARY			26,670,702
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,425,527	1,475,421
FINANCIALS - 24.4%
Diversified Financial Services - 0.1%
Prime Property Funding, Inc. 5.7% 4/15/17 (c)		500,000	477,558
Real Estate Investment Trusts - 20.9%
Arden Realty LP 5.25% 3/1/15		400,000	397,345
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	999,605
Bay Apartment Communities, Inc. 6.625% 1/15/08		840,000	841,778
Brandywine Operating Partnership LP 4.5% 11/1/09		1,000,000	982,687
BRE Properties, Inc. 5.75% 9/1/09		1,800,000	1,819,364
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
4.375% 1/15/10		$ 2,370,000	$ 2,324,548
4.7% 7/15/09		500,000	496,260
Colonial Realty LP 6.05% 9/1/16		1,000,000	956,871
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		100,000	97,033
6.25% 6/15/14		500,000	502,382
Developers Diversified Realty Corp.:
5% 5/3/10		1,000,000	996,755
7.5% 7/15/18		200,000	217,725
Duke Realty LP:
5.25% 1/15/10		200,000	199,643
6.8% 2/12/09		1,500,000	1,527,458
Federal Realty Investment Trust 6.125% 11/15/07		1,200,000	1,200,169
Health Care Property Investors, Inc.:
6% 3/1/15		500,000	489,833
6% 1/30/17		1,000,000	964,889
6.3% 9/15/16		4,500,000	4,447,062
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	990,938
6.2% 6/1/16		1,500,000	1,446,542
8% 9/12/12		2,450,000	2,653,720
Healthcare Realty Trust, Inc. 8.125% 5/1/11		1,790,000	1,923,260
Highwoods/Forsyth LP:
5.85% 3/15/17		1,000,000	930,000
7.125% 2/1/08		950,000	952,634
HMB Capital Trust V 9.2944% 12/15/36 (c)(d)		2,530,000	506,000
Hospitality Properties Trust:
5.625% 3/15/17		915,000	857,231
6.75% 2/15/13		610,000	625,249
Host Hotels & Resorts LP 6.875% 11/1/14		1,000,000	1,007,500
HRPT Properties Trust:
6.25% 6/15/17		870,000	851,165
6.2944% 3/16/11 (d)		787,000	779,307
6.5% 1/15/13		200,000	203,306
iStar Financial, Inc.:
6.0344% 9/15/09 (d)		1,000,000	963,719
7% 3/15/08		1,800,000	1,802,250
Kimco Realty Corp. 6.875% 2/10/09		1,000,000	1,020,104
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP 7.25% 3/15/09		$ 180,000	$ 184,518
Nationwide Health Properties, Inc.:
6% 5/20/15		1,000,000	976,899
6.25% 2/1/13		1,000,000	1,006,705
6.5% 7/15/11		1,500,000	1,525,463
8.25% 7/1/12		1,300,000	1,414,559
Omega Healthcare Investors, Inc. 7% 4/1/14		3,970,000	3,999,775
ProLogis Trust 7.1% 4/15/08		775,000	777,731
Reckson Operating Partnership LP 7.75% 3/15/09		2,600,000	2,685,935
Rouse Co.:
5.375% 11/26/13		2,000,000	1,812,352
7.2% 9/15/12		3,220,000	3,236,306
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)		500,000	492,500
Security Capital Industrial Trust 7.95% 5/15/08		32,000	32,026
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	369,644
8.625% 1/15/12		6,050,000	6,526,438
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	988,483
7.75% 2/22/11		500,000	532,317
Simon Property Group LP:
5% 3/1/12		1,000,000	978,291
5.375% 8/28/08		550,000	548,764
Simon Property Group, Inc. 3.75% 1/30/09		500,000	489,280
Tanger Properties LP 9.125% 2/15/08		300,000	302,538
Thornburg Mortgage, Inc. 8% 5/15/13		6,995,000	6,085,650
UDR, Inc. 5.5% 4/1/14		500,000	490,099
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		2,250,000	2,246,607
5% 1/15/12		1,000,000	987,928
5.13% 1/15/14		500,000	482,103
6.05% 6/1/13		2,500,000	2,497,758
6.5% 6/15/09		325,000	334,690
Ventas Realty LP:
6.5% 6/1/16		2,730,000	2,682,225
6.625% 10/15/14		3,920,000	3,900,400
6.75% 6/1/10		2,100,000	2,110,500
6.75% 4/1/17		2,000,000	1,990,000
8.75% 5/1/09		800,000	824,000
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP: - continued
9% 5/1/12		$ 5,511,000	$ 6,006,990
Vornado Realty LP 4.5% 8/15/09		1,000,000	985,414
			97,479,220
Real Estate Management & Development - 2.6%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12		2,190,000	2,200,950
ERP Operating LP 5.2% 4/1/13		1,000,000	968,987
First Industrial LP:
5.25% 6/15/09		1,000,000	1,003,034
7.375% 3/15/11		2,100,000	2,214,528
Post Apartment Homes LP:
5.125% 10/12/11		2,500,000	2,454,673
7.7% 12/20/10		2,500,000	2,679,228
Price Development Co. LP 7.29% 3/11/08		550,000	551,375
			12,072,775
Thrifts & Mortgage Finance - 0.8%
Wrightwood Capital LLC 9% 6/1/14 (f)		4,000,000	3,720,000
TOTAL FINANCIALS			113,749,553
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,150,000	2,209,125
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
American Tower Corp. 7.125% 10/15/12		2,500,000	2,575,000
TOTAL NONCONVERTIBLE BONDS			146,679,801
TOTAL CORPORATE BONDS (Cost $168,840,787)			160,417,795
Asset-Backed Securities - 4.5%
		Principal Amount (g)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (c)		$ 3,000,000	$ 2,875,500
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.3725% 10/25/34 (c)(d)		1,070,684	829,418
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 6.4975% 3/20/50 (c)(d)		2,250,000	1,950,975
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 6.6225% 12/25/46 (c)(d)		750,000	508,711
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	466,010
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)		500,000	479,279
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)		850,000	814,108
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (c)		2,000,000	1,968,860
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.87% 11/28/39 (c)(d)		550,000	446,468
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.0838% 7/25/35 (c)(d)		2,000,000	1,705,649
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,412,661
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 7.3725% 6/25/35 (d)(f)		1,259,000	586,335
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.4225% 8/26/30 (c)(d)		735,000	634,452
Class E, 6.8725% 8/26/30 (c)(d)		1,420,000	1,230,572
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,923,000	1,711,470
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 7.3725% 2/25/35 (c)(d)		1,500,000	1,088,004
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.01% 2/5/36 (c)(d)		3,000,000	2,190,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.45% 11/21/40 (c)(d)		250,000	214,032
TOTAL ASSET-BACKED SECURITIES (Cost $24,538,446)			21,112,504
Collateralized Mortgage Obligations - 3.8%
		Principal Amount (g)	Value
Private Sponsor - 3.7%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (c)		$ 185,950	$ 156,840
Series 2002-R2 Class 2B3, 6.5644% 7/25/33 (c)(d)		260,147	106,269
Series 2003-40 Class B3, 4.5% 10/25/18 (c)		236,433	204,880
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		567,348	169,405
Series 2003-R3:
Class B2, 5.5% 11/25/33 (c)		1,790,913	626,392
Class B3, 5.5% 11/25/33 (c)		536,257	124,597
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (c)(d)		588,932	76,426
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (c)(d)		1,785,000	1,745,195
Series 2000-1A:
Class F, 6.971% 3/8/10 (c)		1,512,000	1,544,402
Class G, 6.971% 3/8/10 (c)		1,720,000	1,665,579
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 17.07% 7/10/35 (c)(d)		919,099	973,371
Series 2004-C Class B5, 6.47% 9/10/36 (c)(d)		381,909	356,146
Series 2005-A Class B6, 7.12% 3/10/37 (c)(d)		1,922,029	1,745,956
Series 2005-B Class B6, 6.72% 6/10/37 (c)(d)		954,141	836,510
Series 2005-D Class B6, 7.3413% 12/15/37 (c)(d)		481,733	435,818
Series 2006-B Class B6, 6.7913% 6/15/38 (c)(d)		991,331	876,841
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		75,907	74,327
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (c)		157,271	146,842
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 11.62% 12/10/35 (c)(d)		694,840	700,539
Series 2004-A Class B7, 9.37% 2/10/36 (c)(d)		660,720	631,169
Series 2004-B Class B7, 9.12% 2/10/36 (c)(d)		793,893	745,515
Series 2005-C Class B7, 8.22% 9/10/37 (c)(d)		1,940,300	1,711,708
Series 2006-B Class B7, 8.9413% 7/15/38 (c)(d)		991,331	914,770
Series 2007-A Class BB, 8.4413% 2/15/39 (c)(d)		795,495	685,026
TOTAL PRIVATE SPONSOR			17,254,523
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (f)		255,902	102,316
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 6.2977% 2/25/42 (c)(d)		152,930	80,548
Collateralized Mortgage Obligations - continued
		Principal Amount (g)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (f)		$ 321,076	$ 86,354
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 6.4475% 6/25/43 (d)		186,546	132,479
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 6.6892% 10/25/42 (c)(d)		80,401	57,451
TOTAL U.S. GOVERNMENT AGENCY			459,148
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,195,951)			17,713,671
Commercial Mortgage Securities - 9.1%

Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		515,000	550,865
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (c)		500,785	556,999
Class BWG, 8.155% 10/11/37 (c)		485,346	554,250
Class BWK, 10.676% 10/11/37 (c)		329,032	416,485
Class BWL, 10.1596% 10/11/37 (c)		554,819	688,212
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 7.0913% 3/15/22 (c)(d)		700,000	684,443
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (d)		2,000,000	2,153,002
Series 2004-TF2A Class AX, 0% 11/15/19 (c)(d)(e)		4,742,624	949
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (c)		1,000,000	1,133,477
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	981,244
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.094% 4/29/39 (c)(d)		1,107,157	1,123,504
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		1,015,000	999,755
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (c)		1,000,000	957,410
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class F, 6.75% 4/15/29 (d)		2,767,000	2,774,350
Series 1999-C3 Class J, 6.974% 8/15/36 (c)		1,500,000	1,499,063
Series 2000-C1 Class K, 7% 3/15/33 (c)		1,100,000	1,042,078
Series 2003-J10 Class B2, 6.75% 4/15/29 (d)		1,000,000	1,000,000
Commercial Mortgage Securities - continued
		Principal Amount (g)	Value
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4219% 3/1/20 (c)(d)		$ 1,400,000	$ 1,358,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (c)(d)		2,895,000	2,772,860
Class X, 1.8186% 10/15/32 (c)(d)(e)		18,705,515	476,429
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,000,000	2,112,300
Series 1999-C7 Class F, 6% 10/15/35 (c)		350,000	351,397
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,385,000	1,373,962
Class H, 6% 7/15/31 (c)		2,638,000	2,389,870
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	640,051
Class G, 4.384% 7/12/15	CAD	355,000	310,271
Class H, 4.384% 7/12/15	CAD	236,000	183,135
Class J, 4.384% 7/12/15	CAD	355,000	255,676
Class K, 4.384% 7/12/15	CAD	355,000	241,072
Class L, 4.384% 7/12/15	CAD	236,000	151,222
Class M, 4.384% 7/12/15	CAD	995,000	449,380
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (c)		3,359,000	3,336,428
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	766,370
Class E, 7.983% 10/15/13		1,453,000	1,515,957
Class IO, 8.0691% 1/15/18 (d)(e)		6,883,869	2,064,623
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (c)		1,000,000	947,957
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (c)		2,000,000	1,950,620
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (c)(d)		2,000,000	1,681,199
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,721,921)			42,444,865
Floating Rate Loans - 4.0%

CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.2%
Intrawest Resorts term loan 8.1287% 4/24/08 (d)		1,164,781	1,158,957
Floating Rate Loans - continued
		Principal Amount (g)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.9%
The Pep Boys - Manny, Moe & Jack term loan 7.54% 10/27/13 (d)		$ 59,943	$ 59,044
Toys 'R' US, Inc. term loan 8.1288% 12/9/08 (d)		4,100,000	4,053,875
			4,112,919
TOTAL CONSUMER DISCRETIONARY			5,271,876
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Cumberland Farms, Inc. term loan 6.9776% 9/29/13 (d)		1,483,759	1,461,503
FINANCIALS - 2.2%
Diversified Financial Services - 0.9%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.9988% 2/27/14 (d)		2,880,000	2,217,600
Tranche B 1LN, term loan 8.2488% 2/27/13 (d)		1,965,150	1,719,506
			3,937,106
Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co. term loan 6.3925% 3/22/11 (d)		2,200,000	2,156,000
Capital Automotive (REIT) Tranche B, term loan 6.88% 12/16/10 (d)		593,026	586,355
General Growth Properties, Inc. Tranche A1, term loan 6.38% 2/24/10 (d)		697,368	686,908
			3,429,263
Real Estate Management & Development - 0.3%
MDS Realty Holdings LLC Tranche M3, term loan 8.6219% 1/8/08 (d)		363,352	363,352
Realogy Corp.:
Tranche B, term loan 8.24% 10/10/13 (d)		785,909	726,966
8.24% 10/10/13 (d)		212,121	196,212
Tishman Speyer Properties term loan 6.88% 12/27/12 (d)		210,000	206,325
			1,492,855
Thrifts & Mortgage Finance - 0.3%
Charter Municipal Mortgage Acceptance Co. term loan 8.0575% 8/15/12 (d)		1,485,000	1,351,350
TOTAL FINANCIALS			10,210,574
Floating Rate Loans - continued
		Principal Amount (g)	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HealthSouth Corp. term loan 7.6278% 3/10/13 (d)		$ 1,287,794	$ 1,262,038
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. Tranche B, term loan 6.7306% 3/6/14 (d)		169,150	164,498
TOTAL FLOATING RATE LOANS (Cost $19,644,200)			18,370,489
Preferred Securities - 0.6%

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (c)	1,000,000	445,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (c)	500,000	365,699
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (c)	590,000	509,977
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (c)	810,000	394,875
Ipswich Street CDO Series 2006-1, 6/27/46 (c)	1,350,000	405,000
Kent Funding III Ltd. 11/5/47 (c)	1,650,000	495,000
		2,615,551
TOTAL PREFERRED SECURITIES (Cost $5,664,847)		2,615,551
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b) (Cost $30,197,876)	30,197,876	$ 30,197,876
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $481,578,561)		459,380,960
NET OTHER ASSETS - 1.2%		5,804,478
NET ASSETS - 100%		$ 465,185,438
Currency Abbreviation
CAD - Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,236,031 or 16.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,495,005 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 216,339
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 237,424
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 7.3725% 6/25/35	6/3/05	$ 1,110,697
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 4,000,000
(g) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 366,533
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $481,726,458. Net unrealized depreciation aggregated $22,345,498, of which $20,682,445 related to appreciated investment securities and $43,027,943 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

October 31, 2007

SCP-QTLY-1207

1.823237.102

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 1.0%
WABCO Holdings, Inc.	284,200	$ 14,443,044
Diversified Consumer Services - 1.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	137,000	10,858,620
Career Education Corp. (a)	195,500	6,987,170
		17,845,790
Hotels, Restaurants & Leisure - 1.5%
Life Time Fitness, Inc. (a)(d)	140,900	8,544,176
McCormick & Schmick's Seafood Restaurants (a)	306,700	5,207,766
Ruth's Chris Steak House, Inc. (a)	633,566	8,008,274
		21,760,216
Media - 0.8%
New Frontier Media, Inc.	643,044	3,903,277
R.H. Donnelley Corp. (a)	122,800	6,735,580
		10,638,857
Specialty Retail - 1.5%
Asbury Automotive Group, Inc.	325,000	5,957,250
Collective Brands, Inc. (a)	390,300	7,216,647
The Men's Wearhouse, Inc.	178,400	7,539,184
		20,713,081
Textiles, Apparel & Luxury Goods - 1.2%
Iconix Brand Group, Inc. (a)	479,100	10,947,435
Volcom, Inc. (a)(d)	195,900	5,730,075
		16,677,510
TOTAL CONSUMER DISCRETIONARY		102,078,498
CONSUMER STAPLES - 2.7%
Food Products - 0.3%
Tyson Foods, Inc. Class A	240,000	3,792,000
Personal Products - 2.4%
Bare Escentuals, Inc. (d)	390,000	9,633,000
Chattem, Inc. (a)	212,500	15,788,750
Physicians Formula Holdings, Inc. (a)(e)	728,005	8,663,260
		34,085,010
TOTAL CONSUMER STAPLES		37,877,010
Common Stocks - continued
	Shares	Value
ENERGY - 11.9%
Energy Equipment & Services - 3.5%
Atwood Oceanics, Inc. (a)	173,300	$ 14,598,792
Hornbeck Offshore Services, Inc. (a)(d)	170,600	6,670,460
NATCO Group, Inc. Class A (a)	148,800	7,932,528
Superior Energy Services, Inc. (a)(d)	535,500	19,856,340
		49,058,120
Oil, Gas & Consumable Fuels - 8.4%
Cabot Oil & Gas Corp.	331,100	13,141,359
EXCO Resources, Inc. (a)	755,000	12,744,400
Forest Oil Corp. (a)	353,033	17,153,873
Mariner Energy, Inc. (a)	478,210	11,955,250
Petrohawk Energy Corp. (a)	696,900	12,892,650
Petroplus Holdings AG	80,000	6,948,114
Range Resources Corp.	216,350	9,720,606
Tesoro Corp.	349,600	21,161,288
Western Refining, Inc.	360,700	13,230,476
		118,948,016
TOTAL ENERGY		168,006,136
FINANCIALS - 8.2%
Capital Markets - 1.9%
Janus Capital Group, Inc.	317,000	10,939,670
MF Global Ltd.	520,000	15,371,200
		26,310,870
Commercial Banks - 0.7%
UMB Financial Corp.	232,724	9,774,408
Consumer Finance - 1.0%
Dollar Financial Corp. (a)	412,378	13,525,998
Diversified Financial Services - 0.2%
Endeavor Acquisition Corp. (a)	225,700	2,776,110
Insurance - 3.8%
Aspen Insurance Holdings Ltd.	293,800	8,038,368
National Financial Partners Corp.	275,200	15,045,184
StanCorp Financial Group, Inc.	159,982	8,819,808
Universal American Financial Corp. (a)	450,831	10,937,160
Willis Group Holdings Ltd.	252,600	10,692,558
		53,533,078
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	363,100	$ 8,852,378
TOTAL FINANCIALS		114,772,842
HEALTH CARE - 17.6%
Biotechnology - 1.5%
Cephalon, Inc. (a)(d)	160,100	11,805,774
Grifols SA	325,000	8,593,195
		20,398,969
Health Care Equipment & Supplies - 5.5%
American Medical Systems Holdings, Inc. (a)(d)	834,700	10,675,813
ArthroCare Corp. (a)	126,700	8,215,228
Integra LifeSciences Holdings Corp. (a)(d)	254,600	12,340,462
Inverness Medical Innovations, Inc. (a)	148,200	8,905,338
Kinetic Concepts, Inc. (a)	130,000	7,813,000
Respironics, Inc. (a)	371,400	18,592,284
Sirona Dental Systems, Inc. (a)(d)	337,500	11,353,500
		77,895,625
Health Care Providers & Services - 5.6%
Healthways, Inc. (a)	211,218	12,820,933
Henry Schein, Inc. (a)	188,700	11,303,130
Humana, Inc. (a)	194,900	14,607,755
PSS World Medical, Inc. (a)	568,399	11,481,660
Sun Healthcare Group, Inc. (a)	698,800	11,285,620
VCA Antech, Inc. (a)	361,600	16,651,680
		78,150,778
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)(d)	394,000	10,913,800
Cerner Corp. (a)	113,500	6,760,060
		17,673,860
Life Sciences Tools & Services - 1.9%
Harvard Bioscience, Inc. (a)	446,652	2,143,930
ICON PLC sponsored ADR	149,890	8,693,620
Pharmaceutical Product Development, Inc.	373,400	15,772,416
		26,609,966
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.8%
Adams Respiratory Therapeutics, Inc. (a)	263,100	$ 11,560,614
Medicis Pharmaceutical Corp. Class A	485,500	14,414,495
		25,975,109
TOTAL HEALTH CARE		246,704,307
INDUSTRIALS - 17.4%
Aerospace & Defense - 2.0%
Hexcel Corp. (a)(d)	629,200	15,748,876
Ladish Co., Inc. (a)	258,700	11,871,743
		27,620,619
Airlines - 0.6%
Delta Air Lines, Inc. (a)	409,600	8,519,680
Commercial Services & Supplies - 5.8%
CDI Corp.	519,200	14,309,152
Clean Harbors, Inc. (a)	158,500	7,802,955
Corrections Corp. of America (a)	485,000	13,720,650
CoStar Group, Inc. (a)	181,736	10,449,820
Huron Consulting Group, Inc. (a)(d)	219,000	15,303,720
InnerWorkings, Inc. (a)(d)	454,300	7,309,687
Navigant Consulting, Inc. (a)	321,500	4,237,370
The Brink's Co.	142,000	8,896,300
		82,029,654
Construction & Engineering - 3.3%
Chicago Bridge & Iron Co. NV (NY Shares)	327,700	16,385,000
Fluor Corp.	77,200	12,197,600
Quanta Services, Inc. (a)	304,303	10,041,999
Washington Group International, Inc. (a)	83,800	8,157,930
		46,782,529
Electrical Equipment - 1.1%
EnerSys (a)	412,200	7,469,064
Q-Cells AG (a)(d)	61,100	7,781,056
		15,250,120
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	176,600	7,630,886
Machinery - 3.2%
Bucyrus International, Inc. Class A	252,800	20,856,000
Flowserve Corp.	211,000	16,660,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hexagon AB (B Shares)	17,000	$ 409,365
IDEX Corp.	210,753	7,464,871
		45,390,796
Road & Rail - 0.3%
Knight Transportation, Inc.	300,000	4,791,000
Transportation Infrastructure - 0.5%
Quixote Corp.	379,900	6,948,371
TOTAL INDUSTRIALS		244,963,655
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 4.5%
F5 Networks, Inc. (a)	204,200	7,357,326
Harris Corp.	366,700	22,207,350
NETGEAR, Inc. (a)	300,000	10,602,000
Nice Systems Ltd. sponsored ADR (a)	281,500	11,099,545
Polycom, Inc. (a)	422,500	11,821,550
		63,087,771
Computers & Peripherals - 0.7%
Wincor Nixdorf AG	100,000	9,932,973
Electronic Equipment & Instruments - 1.9%
Cogent, Inc. (a)(d)	618,000	9,127,860
ScanSource, Inc. (a)	190,600	7,040,764
Trimble Navigation Ltd. (a)	255,300	10,646,010
		26,814,634
Internet Software & Services - 5.2%
CyberSource Corp. (a)(d)	351,060	5,739,831
Equinix, Inc. (a)(d)	160,200	18,688,932
j2 Global Communications, Inc. (a)(d)	537,800	18,118,482
Telecity Group PLC (a)	1,336,500	8,933,361
ValueClick, Inc. (a)	457,000	12,425,830
VistaPrint Ltd. (a)	197,000	9,371,290
		73,277,726
IT Services - 4.5%
Authorize.Net Holdings, Inc. (a)	420,900	9,836,433
CACI International, Inc. Class A (a)	211,700	11,400,045
Datacash Group PLC	1,625,600	9,733,547
Perot Systems Corp. Class A (a)	590,000	8,614,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR	570,100	$ 17,302,535
WNS Holdings Ltd. ADR (a)	325,500	6,975,465
		63,862,025
Semiconductors & Semiconductor Equipment - 5.0%
FormFactor, Inc. (a)	358,900	14,036,579
Hittite Microwave Corp. (a)	340,521	17,111,180
Microsemi Corp. (a)(d)	373,400	9,936,174
Rudolph Technologies, Inc. (a)	213,744	2,785,084
SiRF Technology Holdings, Inc. (a)	322,300	9,607,763
Tessera Technologies, Inc. (a)	424,900	16,226,931
		69,703,711
Software - 3.0%
Ansys, Inc. (a)	343,000	13,311,830
Blackbaud, Inc.	757,459	20,413,520
Fair Isaac Corp.	202,400	7,675,008
		41,400,358
TOTAL INFORMATION TECHNOLOGY		348,079,198
MATERIALS - 5.0%
Metals & Mining - 5.0%
Carpenter Technology Corp.	122,300	17,722,493
IAMGOLD Corp.	1,300,400	11,403,635
Reliance Steel & Aluminum Co.	284,700	16,612,245
Titanium Metals Corp. (a)(d)	493,500	17,371,200
Yamana Gold, Inc.	506,004	7,631,325
		70,740,898
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Cbeyond, Inc. (a)	270,500	10,581,960
UTILITIES - 1.2%
Multi-Utilities - 1.2%
AEM SpA	2,103,700	8,850,929
CMS Energy Corp.	493,200	8,369,604
		17,220,533
TOTAL COMMON STOCKS (Cost $1,162,687,934)		1,361,025,037
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	53,969,831	$ 53,969,831
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	84,743,025	84,743,025
TOTAL MONEY MARKET FUNDS (Cost $138,712,856)		138,712,856
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $1,301,400,790)		1,499,737,893
NET OTHER ASSETS - (6.7)%		(94,760,681)
NET ASSETS - 100%		$ 1,404,977,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 613,702
Fidelity Securities Lending Cash Central Fund	99,119
Total	$ 712,821
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Physicians Formula Holdings, Inc.	$ 5,827,585	$ 3,948,990	$ -	$ -	$ 8,663,260
Quixote Corp.	8,618,526	-	1,512,158	-	-
Total	$ 14,446,111	$ 3,948,990	$ 1,512,158	$ -	$ 8,663,260
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,303,897,277. Net unrealized appreciation aggregated $195,840,616, of which $246,387,135 related to appreciated investment securities and $50,546,519 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

October 31, 2007

ASCP-QTLY-1207

1.824307.102

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 1.0%
WABCO Holdings, Inc.	284,200	$ 14,443,044
Diversified Consumer Services - 1.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	137,000	10,858,620
Career Education Corp. (a)	195,500	6,987,170
		17,845,790
Hotels, Restaurants & Leisure - 1.5%
Life Time Fitness, Inc. (a)(d)	140,900	8,544,176
McCormick & Schmick's Seafood Restaurants (a)	306,700	5,207,766
Ruth's Chris Steak House, Inc. (a)	633,566	8,008,274
		21,760,216
Media - 0.8%
New Frontier Media, Inc.	643,044	3,903,277
R.H. Donnelley Corp. (a)	122,800	6,735,580
		10,638,857
Specialty Retail - 1.5%
Asbury Automotive Group, Inc.	325,000	5,957,250
Collective Brands, Inc. (a)	390,300	7,216,647
The Men's Wearhouse, Inc.	178,400	7,539,184
		20,713,081
Textiles, Apparel & Luxury Goods - 1.2%
Iconix Brand Group, Inc. (a)	479,100	10,947,435
Volcom, Inc. (a)(d)	195,900	5,730,075
		16,677,510
TOTAL CONSUMER DISCRETIONARY		102,078,498
CONSUMER STAPLES - 2.7%
Food Products - 0.3%
Tyson Foods, Inc. Class A	240,000	3,792,000
Personal Products - 2.4%
Bare Escentuals, Inc. (d)	390,000	9,633,000
Chattem, Inc. (a)	212,500	15,788,750
Physicians Formula Holdings, Inc. (a)(e)	728,005	8,663,260
		34,085,010
TOTAL CONSUMER STAPLES		37,877,010
Common Stocks - continued
	Shares	Value
ENERGY - 11.9%
Energy Equipment & Services - 3.5%
Atwood Oceanics, Inc. (a)	173,300	$ 14,598,792
Hornbeck Offshore Services, Inc. (a)(d)	170,600	6,670,460
NATCO Group, Inc. Class A (a)	148,800	7,932,528
Superior Energy Services, Inc. (a)(d)	535,500	19,856,340
		49,058,120
Oil, Gas & Consumable Fuels - 8.4%
Cabot Oil & Gas Corp.	331,100	13,141,359
EXCO Resources, Inc. (a)	755,000	12,744,400
Forest Oil Corp. (a)	353,033	17,153,873
Mariner Energy, Inc. (a)	478,210	11,955,250
Petrohawk Energy Corp. (a)	696,900	12,892,650
Petroplus Holdings AG	80,000	6,948,114
Range Resources Corp.	216,350	9,720,606
Tesoro Corp.	349,600	21,161,288
Western Refining, Inc.	360,700	13,230,476
		118,948,016
TOTAL ENERGY		168,006,136
FINANCIALS - 8.2%
Capital Markets - 1.9%
Janus Capital Group, Inc.	317,000	10,939,670
MF Global Ltd.	520,000	15,371,200
		26,310,870
Commercial Banks - 0.7%
UMB Financial Corp.	232,724	9,774,408
Consumer Finance - 1.0%
Dollar Financial Corp. (a)	412,378	13,525,998
Diversified Financial Services - 0.2%
Endeavor Acquisition Corp. (a)	225,700	2,776,110
Insurance - 3.8%
Aspen Insurance Holdings Ltd.	293,800	8,038,368
National Financial Partners Corp.	275,200	15,045,184
StanCorp Financial Group, Inc.	159,982	8,819,808
Universal American Financial Corp. (a)	450,831	10,937,160
Willis Group Holdings Ltd.	252,600	10,692,558
		53,533,078
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	363,100	$ 8,852,378
TOTAL FINANCIALS		114,772,842
HEALTH CARE - 17.6%
Biotechnology - 1.5%
Cephalon, Inc. (a)(d)	160,100	11,805,774
Grifols SA	325,000	8,593,195
		20,398,969
Health Care Equipment & Supplies - 5.5%
American Medical Systems Holdings, Inc. (a)(d)	834,700	10,675,813
ArthroCare Corp. (a)	126,700	8,215,228
Integra LifeSciences Holdings Corp. (a)(d)	254,600	12,340,462
Inverness Medical Innovations, Inc. (a)	148,200	8,905,338
Kinetic Concepts, Inc. (a)	130,000	7,813,000
Respironics, Inc. (a)	371,400	18,592,284
Sirona Dental Systems, Inc. (a)(d)	337,500	11,353,500
		77,895,625
Health Care Providers & Services - 5.6%
Healthways, Inc. (a)	211,218	12,820,933
Henry Schein, Inc. (a)	188,700	11,303,130
Humana, Inc. (a)	194,900	14,607,755
PSS World Medical, Inc. (a)	568,399	11,481,660
Sun Healthcare Group, Inc. (a)	698,800	11,285,620
VCA Antech, Inc. (a)	361,600	16,651,680
		78,150,778
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)(d)	394,000	10,913,800
Cerner Corp. (a)	113,500	6,760,060
		17,673,860
Life Sciences Tools & Services - 1.9%
Harvard Bioscience, Inc. (a)	446,652	2,143,930
ICON PLC sponsored ADR	149,890	8,693,620
Pharmaceutical Product Development, Inc.	373,400	15,772,416
		26,609,966
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.8%
Adams Respiratory Therapeutics, Inc. (a)	263,100	$ 11,560,614
Medicis Pharmaceutical Corp. Class A	485,500	14,414,495
		25,975,109
TOTAL HEALTH CARE		246,704,307
INDUSTRIALS - 17.4%
Aerospace & Defense - 2.0%
Hexcel Corp. (a)(d)	629,200	15,748,876
Ladish Co., Inc. (a)	258,700	11,871,743
		27,620,619
Airlines - 0.6%
Delta Air Lines, Inc. (a)	409,600	8,519,680
Commercial Services & Supplies - 5.8%
CDI Corp.	519,200	14,309,152
Clean Harbors, Inc. (a)	158,500	7,802,955
Corrections Corp. of America (a)	485,000	13,720,650
CoStar Group, Inc. (a)	181,736	10,449,820
Huron Consulting Group, Inc. (a)(d)	219,000	15,303,720
InnerWorkings, Inc. (a)(d)	454,300	7,309,687
Navigant Consulting, Inc. (a)	321,500	4,237,370
The Brink's Co.	142,000	8,896,300
		82,029,654
Construction & Engineering - 3.3%
Chicago Bridge & Iron Co. NV (NY Shares)	327,700	16,385,000
Fluor Corp.	77,200	12,197,600
Quanta Services, Inc. (a)	304,303	10,041,999
Washington Group International, Inc. (a)	83,800	8,157,930
		46,782,529
Electrical Equipment - 1.1%
EnerSys (a)	412,200	7,469,064
Q-Cells AG (a)(d)	61,100	7,781,056
		15,250,120
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	176,600	7,630,886
Machinery - 3.2%
Bucyrus International, Inc. Class A	252,800	20,856,000
Flowserve Corp.	211,000	16,660,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hexagon AB (B Shares)	17,000	$ 409,365
IDEX Corp.	210,753	7,464,871
		45,390,796
Road & Rail - 0.3%
Knight Transportation, Inc.	300,000	4,791,000
Transportation Infrastructure - 0.5%
Quixote Corp.	379,900	6,948,371
TOTAL INDUSTRIALS		244,963,655
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 4.5%
F5 Networks, Inc. (a)	204,200	7,357,326
Harris Corp.	366,700	22,207,350
NETGEAR, Inc. (a)	300,000	10,602,000
Nice Systems Ltd. sponsored ADR (a)	281,500	11,099,545
Polycom, Inc. (a)	422,500	11,821,550
		63,087,771
Computers & Peripherals - 0.7%
Wincor Nixdorf AG	100,000	9,932,973
Electronic Equipment & Instruments - 1.9%
Cogent, Inc. (a)(d)	618,000	9,127,860
ScanSource, Inc. (a)	190,600	7,040,764
Trimble Navigation Ltd. (a)	255,300	10,646,010
		26,814,634
Internet Software & Services - 5.2%
CyberSource Corp. (a)(d)	351,060	5,739,831
Equinix, Inc. (a)(d)	160,200	18,688,932
j2 Global Communications, Inc. (a)(d)	537,800	18,118,482
Telecity Group PLC (a)	1,336,500	8,933,361
ValueClick, Inc. (a)	457,000	12,425,830
VistaPrint Ltd. (a)	197,000	9,371,290
		73,277,726
IT Services - 4.5%
Authorize.Net Holdings, Inc. (a)	420,900	9,836,433
CACI International, Inc. Class A (a)	211,700	11,400,045
Datacash Group PLC	1,625,600	9,733,547
Perot Systems Corp. Class A (a)	590,000	8,614,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR	570,100	$ 17,302,535
WNS Holdings Ltd. ADR (a)	325,500	6,975,465
		63,862,025
Semiconductors & Semiconductor Equipment - 5.0%
FormFactor, Inc. (a)	358,900	14,036,579
Hittite Microwave Corp. (a)	340,521	17,111,180
Microsemi Corp. (a)(d)	373,400	9,936,174
Rudolph Technologies, Inc. (a)	213,744	2,785,084
SiRF Technology Holdings, Inc. (a)	322,300	9,607,763
Tessera Technologies, Inc. (a)	424,900	16,226,931
		69,703,711
Software - 3.0%
Ansys, Inc. (a)	343,000	13,311,830
Blackbaud, Inc.	757,459	20,413,520
Fair Isaac Corp.	202,400	7,675,008
		41,400,358
TOTAL INFORMATION TECHNOLOGY		348,079,198
MATERIALS - 5.0%
Metals & Mining - 5.0%
Carpenter Technology Corp.	122,300	17,722,493
IAMGOLD Corp.	1,300,400	11,403,635
Reliance Steel & Aluminum Co.	284,700	16,612,245
Titanium Metals Corp. (a)(d)	493,500	17,371,200
Yamana Gold, Inc.	506,004	7,631,325
		70,740,898
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Cbeyond, Inc. (a)	270,500	10,581,960
UTILITIES - 1.2%
Multi-Utilities - 1.2%
AEM SpA	2,103,700	8,850,929
CMS Energy Corp.	493,200	8,369,604
		17,220,533
TOTAL COMMON STOCKS (Cost $1,162,687,934)		1,361,025,037
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	53,969,831	$ 53,969,831
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	84,743,025	84,743,025
TOTAL MONEY MARKET FUNDS (Cost $138,712,856)		138,712,856
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $1,301,400,790)		1,499,737,893
NET OTHER ASSETS - (6.7)%		(94,760,681)
NET ASSETS - 100%		$ 1,404,977,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 613,702
Fidelity Securities Lending Cash Central Fund	99,119
Total	$ 712,821
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Physicians Formula Holdings, Inc.	$ 5,827,585	$ 3,948,990	$ -	$ -	$ 8,663,260
Quixote Corp.	8,618,526	-	1,512,158	-	-
Total	$ 14,446,111	$ 3,948,990	$ 1,512,158	$ -	$ 8,663,260
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,303,897,277. Net unrealized appreciation aggregated $195,840,616, of which $246,387,135 related to appreciated investment securities and $50,546,519 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Opportunities Fund

October 31, 2007

SMO-QTLY-1207

1.858552.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 2.4%
Aftermarket Technology Corp. (a)	261,900	$ 9,040,788
Amerigon, Inc. (a)	441,900	8,678,916
Spartan Motors, Inc.	183,800	2,580,552
TRW Automotive Holdings Corp. (a)	272,700	8,096,463
		28,396,719
Distributors - 0.8%
DXP Enterprises, Inc. (a)	198,000	9,389,160
Diversified Consumer Services - 0.6%
Regis Corp.	216,600	7,277,760
Hotels, Restaurants & Leisure - 2.7%
Denny's Corp. (a)	1,735,300	8,364,146
Life Time Fitness, Inc. (a)(d)	183,200	11,109,248
MTR Gaming Group, Inc. (a)	188,702	1,643,594
Ruth's Chris Steak House, Inc. (a)	421,100	5,322,704
Town Sports International Holdings, Inc. (a)	397,964	6,053,032
		32,492,724
Leisure Equipment & Products - 0.3%
Nautilus, Inc. (d)	367,300	2,361,739
Summer Infant, Inc. (a)	361,205	1,946,895
		4,308,634
Media - 1.0%
Martha Stewart Living Omnimedia, Inc. Class A (d)	508,599	7,013,580
TiVo, Inc. (a)(d)	706,600	5,038,058
		12,051,638
Specialty Retail - 6.4%
Asbury Automotive Group, Inc.	326,200	5,979,246
Casual Male Retail Group, Inc. (a)(d)	803,600	6,718,096
Charlotte Russe Holding, Inc. (a)	630,800	9,140,292
Citi Trends, Inc. (a)	298,205	5,832,890
Collective Brands, Inc. (a)(d)	629,900	11,646,851
Gymboree Corp. (a)	194,500	6,618,835
Jos. A. Bank Clothiers, Inc. (a)	371,000	10,836,910
Shoe Carnival, Inc. (a)	215,377	3,441,724
The Men's Wearhouse, Inc.	323,200	13,658,432
Tween Brands, Inc. (a)(d)	82,800	2,541,960
		76,415,236
Textiles, Apparel & Luxury Goods - 1.8%
Delta Apparel, Inc.	238,838	3,893,059
Fuqi International, Inc. (a)(d)	26,100	215,064
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phillips-Van Heusen Corp.	188,900	$ 9,029,420
Steven Madden Ltd.	183,300	4,085,757
Volcom, Inc. (a)	140,800	4,118,400
		21,341,700
TOTAL CONSUMER DISCRETIONARY		191,673,571
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.7%
Nash-Finch Co.	66,900	2,505,405
The Great Atlantic & Pacific Tea Co. (a)(d)	170,800	5,528,796
		8,034,201
Food Products - 0.3%
Corn Products International, Inc.	85,000	3,615,900
Personal Products - 1.5%
Bare Escentuals, Inc.	261,900	6,468,930
Chattem, Inc. (a)	79,190	5,883,817
Physicians Formula Holdings, Inc. (a)	294,009	3,498,707
Prestige Brands Holdings, Inc. (a)	184,009	1,924,734
		17,776,188
TOTAL CONSUMER STAPLES		29,426,289
ENERGY - 6.5%
Energy Equipment & Services - 3.2%
ENGlobal Corp. (a)	219,691	3,049,311
Exterran Holdings, Inc. (a)(d)	92,652	7,801,298
NATCO Group, Inc. Class A (a)	171,200	9,126,672
Oceaneering International, Inc. (a)	100,400	7,757,908
Superior Energy Services, Inc. (a)	301,450	11,177,766
		38,912,955
Oil, Gas & Consumable Fuels - 3.3%
Banpu PCL unit	318,700	4,196,006
Concho Resources, Inc.	233,000	4,541,170
EXCO Resources, Inc. (a)	682,300	11,517,224
Kodiak Oil & Gas Corp. (a)	1,314,300	3,022,890
Petrohawk Energy Corp. (a)	402,540	7,446,990
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Uranium One, Inc. (a)	372,400	$ 4,137,340
World Fuel Services Corp.	96,300	4,265,127
		39,126,747
TOTAL ENERGY		78,039,702
FINANCIALS - 17.5%
Capital Markets - 2.4%
Ares Capital Corp.	194,679	3,239,459
GFI Group, Inc. (a)	60,400	5,213,728
Janus Capital Group, Inc.	173,900	6,001,289
MF Global Ltd.	324,400	9,589,264
Penson Worldwide, Inc. (a)(d)	265,970	4,502,872
		28,546,612
Commercial Banks - 3.5%
Associated Banc-Corp.	256,400	7,399,704
Columbia Banking Systems, Inc.	242,000	7,518,940
First Community Bancorp, California	103,470	5,038,989
Intervest Bancshares Corp. Class A	342,802	7,161,134
Prosperity Bancshares, Inc.	141,800	4,582,976
Renasant Corp.	331,400	7,705,050
UMB Financial Corp.	30,100	1,264,200
Westamerica Bancorp.	27,100	1,302,968
		41,973,961
Consumer Finance - 1.8%
Cash America International, Inc.	156,400	6,099,600
Dollar Financial Corp. (a)	480,100	15,747,280
		21,846,880
Diversified Financial Services - 0.8%
Endeavor Acquisition Corp. (a)	161,700	1,988,910
Freedom Acquisition Holdings, Inc. warrants 12/28/11 (a)	107,000	588,500
JSE Ltd.	492,000	6,548,392
		9,125,802
Insurance - 4.1%
Affirmative Insurance Holdings, Inc.	192,700	2,096,576
American Equity Investment Life Holding Co.	710,300	6,939,631
American Safety Insurance Group Ltd. (a)	455,900	9,227,416
Argo Group International Holdings, Ltd. (a)	161,979	6,901,925
Aspen Insurance Holdings Ltd.	219,400	6,002,784
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
IPC Holdings Ltd.	176,300	$ 5,273,133
Max Capital Group Ltd.	211,700	5,988,993
United America Indemnity Ltd. Class A (a)	328,722	7,248,320
		49,678,778
Real Estate Investment Trusts - 4.2%
Alexandria Real Estate Equities, Inc.	30,700	3,166,398
American Campus Communities, Inc.	23,300	662,652
Annaly Capital Management, Inc.	560,400	9,577,236
Cedar Shopping Centers, Inc.	118,500	1,522,725
DCT Industrial Trust, Inc.	576,800	6,189,064
Entertainment Properties Trust (SBI)	88,600	4,861,482
FelCor Lodging Trust, Inc.	55,800	1,168,452
Home Properties, Inc.	19,500	1,002,690
Medical Properties Trust, Inc. (d)	440,200	5,779,826
National Retail Properties, Inc.	288,800	7,321,080
ProLogis Trust	97,000	6,958,780
Senior Housing Properties Trust (SBI)	80,500	1,804,810
		50,015,195
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	22,900	558,302
Thrifts & Mortgage Finance - 0.7%
Encore Bancshares, Inc.	123,800	2,649,320
Fremont General Corp.	49,100	136,007
Washington Federal, Inc.	210,100	5,076,016
		7,861,343
TOTAL FINANCIALS		209,606,873
HEALTH CARE - 12.2%
Biotechnology - 2.3%
Cougar Biotechnology, Inc. (a)	13,200	447,480
Indevus Pharmaceuticals, Inc. (a)	869,400	6,694,380
Isis Pharmaceuticals, Inc. (a)	287,000	5,056,940
ONYX Pharmaceuticals, Inc. (a)	181,000	8,454,510
Theravance, Inc. (a)	255,800	6,400,116
		27,053,426
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)(d)	286,500	5,930,550
American Medical Systems Holdings, Inc. (a)	588,700	7,529,473
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	362,000	$ 7,475,300
Zoll Medical Corp. (a)	344,900	8,436,254
		29,371,577
Health Care Providers & Services - 5.3%
Air Methods Corp. (a)	216,500	11,684,505
Emergency Medical Services Corp. Class A (a)(d)	280,700	8,524,859
Genoptix, Inc. (a)	70,900	1,751,230
Healthways, Inc. (a)	132,000	8,012,400
MWI Veterinary Supply, Inc. (a)	284,300	11,869,525
Pediatrix Medical Group, Inc. (a)	162,800	10,663,400
PSS World Medical, Inc. (a)	438,100	8,849,620
U.S. Physical Therapy, Inc. (a)	109,191	1,604,016
		62,959,555
Health Care Technology - 0.7%
Omnicell, Inc. (a)	310,000	8,184,000
Life Sciences Tools & Services - 1.5%
Pharmaceutical Product Development, Inc.	235,700	9,955,968
QIAGEN NV (a)	368,500	8,674,490
		18,630,458
TOTAL HEALTH CARE		146,199,016
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.7%
Alliant Techsystems, Inc. (a)	70,100	7,738,339
Building Products - 0.5%
Lennox International, Inc.	161,000	5,747,700
Commercial Services & Supplies - 5.2%
American Reprographics Co. (a)	242,600	4,919,928
Clean Harbors, Inc. (a)	89,200	4,391,316
Corrections Corp. of America (a)	405,000	11,457,450
CoStar Group, Inc. (a)	23,753	1,365,798
Diamond Management & Technology Consultants, Inc.	539,028	5,756,819
eTelecare Global Solutions, Inc. ADR	777,400	6,794,476
Huron Consulting Group, Inc. (a)	118,500	8,280,780
InnerWorkings, Inc. (a)(d)	347,979	5,598,982
Navigant Consulting, Inc. (a)	372,300	4,906,914
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	71,400	$ 4,473,210
Waste Services, Inc. (a)(d)	446,400	4,089,024
		62,034,697
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	49,328	1,627,824
Electrical Equipment - 1.2%
Genlyte Group, Inc. (a)	87,100	5,670,210
GrafTech International Ltd. (a)	459,400	8,682,660
		14,352,870
Machinery - 4.2%
Astec Industries, Inc. (a)	167,400	7,586,568
Bucyrus International, Inc. Class A	111,500	9,198,750
CIRCOR International, Inc.	147,800	7,423,994
Columbus McKinnon Corp. (NY Shares) (a)	291,200	9,662,016
Crane Co.	36,400	1,726,816
Force Protection, Inc. (a)(d)	326,100	5,837,190
Manitowoc Co., Inc.	110,400	5,438,304
Titan International, Inc.	130,300	3,942,878
		50,816,516
Road & Rail - 0.2%
Knight Transportation, Inc.	160,600	2,564,782
Trading Companies & Distributors - 1.5%
Genesis Lease Ltd. ADR	366,000	8,030,040
H&E Equipment Services, Inc. (a)	276,300	4,871,169
Rush Enterprises, Inc. Class A (a)	291,300	4,937,535
		17,838,744
TOTAL INDUSTRIALS		162,721,472
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 4.2%
Airspan Networks, Inc. (a)	1,489,800	3,530,826
Arris Group, Inc. (a)	599,700	6,896,550
NETGEAR, Inc. (a)	424,009	14,984,478
ORBCOMM, Inc. (d)	339,740	2,802,855
Plantronics, Inc.	237,300	6,490,155
Polycom, Inc. (a)	224,800	6,289,904
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
RADWARE Ltd. (a)	300,000	$ 5,076,000
Starent Networks Corp.	169,000	4,187,820
		50,258,588
Computers & Peripherals - 0.0%
STEC, Inc. (a)	41,300	265,972
Electronic Equipment & Instruments - 1.4%
Gerber Scientific, Inc. (a)	560,200	6,190,210
IPG Photonics Corp.	533,358	10,155,136
		16,345,346
Internet Software & Services - 5.2%
Digital River, Inc. (a)(d)	107,200	5,688,032
DivX, Inc. (d)	482,700	6,048,231
Equinix, Inc. (a)	21,680	2,529,189
Goldleaf Financial Solutions, Inc. (a)(e)	884,547	2,476,732
j2 Global Communications, Inc. (a)(d)	602,100	20,284,749
RealNetworks, Inc. (a)	351,000	2,548,260
SAVVIS, Inc. (a)	140,975	5,326,036
ValueClick, Inc. (a)	79,700	2,167,043
VistaPrint Ltd. (a)	324,858	15,453,495
		62,521,767
IT Services - 0.4%
Perot Systems Corp. Class A (a)	365,400	5,334,840
Semiconductors & Semiconductor Equipment - 4.1%
Atheros Communications, Inc. (a)	112,000	3,931,200
Axcelis Technologies, Inc. (a)	606,700	2,845,423
California Micro Devices Corp. (a)(e)	1,307,693	5,727,695
Cavium Networks, Inc.	1,000	29,080
FormFactor, Inc. (a)	95,900	3,750,648
Hittite Microwave Corp. (a)	98,000	4,924,500
LTX Corp. (a)	435,860	1,442,697
MIPS Technologies, Inc. (a)	60,822	480,494
Netlogic Microsystems, Inc. (a)(d)	104,100	3,456,120
Supertex, Inc. (a)	1,598	58,391
Varian Semiconductor Equipment Associates, Inc. (a)	133,700	6,152,874
Volterra Semiconductor Corp. (a)	330,380	4,060,370
Zoran Corp. (a)	459,800	11,724,900
		48,584,392
Software - 4.9%
Blackbaud, Inc.	1,041,200	28,060,339
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc.	528,500	$ 10,749,690
Jack Henry & Associates, Inc.	269,000	7,860,180
OpenTV Corp. Class A (a)	934,900	1,271,464
Sonic Solutions, Inc. (a)(d)	557,600	6,691,200
SourceForge, Inc. (a)	1,286,000	3,407,900
		58,040,773
TOTAL INFORMATION TECHNOLOGY		241,351,678
MATERIALS - 5.2%
Chemicals - 1.6%
Airgas, Inc.	133,000	6,712,510
Hercules, Inc.	298,300	5,611,023
Rockwood Holdings, Inc. (a)	196,600	7,685,094
		20,008,627
Metals & Mining - 3.6%
Carpenter Technology Corp.	33,270	4,821,156
Compass Minerals International, Inc.	234,700	8,662,777
First Uranium Corp. (a)	532,300	6,099,858
Haynes International, Inc. (a)	66,900	5,855,088
Mount Gibson Iron Ltd. (a)	2,115,186	5,980,023
Randgold Resources Ltd. sponsored ADR	273,600	9,833,184
Titanium Metals Corp. (a)	45,300	1,594,560
		42,846,646
TOTAL MATERIALS		62,855,273
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
Cbeyond, Inc. (a)	86,140	3,369,797
Cincinnati Bell, Inc. (a)	841,310	4,559,900
Iowa Telecommunication Services, Inc.	87,650	1,728,458
		9,658,155
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	90,850	3,234,260
TOTAL TELECOMMUNICATION SERVICES		12,892,415
Common Stocks - continued
	Shares	Value
UTILITIES - 2.6%
Electric Utilities - 1.9%
Allete, Inc.	110,600	$ 4,832,114
Great Plains Energy, Inc.	217,300	6,484,232
ITC Holdings Corp.	138,350	7,919,154
Pepco Holdings, Inc.	116,000	3,304,840
		22,540,340
Multi-Utilities - 0.7%
CMS Energy Corp.	529,400	8,983,918
TOTAL UTILITIES		31,524,258
TOTAL COMMON STOCKS (Cost $1,153,054,530)		1,166,290,547
Investment Companies - 0.7%

KBW Bank ETF	51,200	2,596,864
KBW Regional Banking ETF	130,350	5,468,183
TOTAL INVESTMENT COMPANIES (Cost $8,016,103)		8,065,047
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.73% to 4.18% 12/6/07 to 1/17/08 (f) (Cost $1,067,334)	$ 1,075,000	1,067,551
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 4.97% (b)	45,830,383	45,830,383
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	54,053,450	54,053,450
TOTAL MONEY MARKET FUNDS (Cost $99,883,833)		99,883,833
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.55%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $89,000)	$ 89,011	$ 89,000
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $1,262,110,800)		1,275,395,978
NET OTHER ASSETS - (6.5)%		(78,271,560)
NET ASSETS - 100%		$ 1,197,124,418
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
169 Mini-Russell 2000 Index Contracts	Dec. 2007	$ 14,065,870	$ 650,930
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,037,795.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$89,000 due 11/01/07 at 4.55%
ABN AMRO Bank N.V., New York Branch	$ 42,429
Banc of America Securities LLC	25,616
Merrill Lynch Government Securities, Inc.	2,974
Mizuho Securities USA, Inc.	16,971
Morgan Stanley & Co., Inc.	1,010
$ 89,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 562,615
Fidelity Securities Lending Cash Central Fund	194,575
Total	$ 757,190
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
California Micro Devices Corp.	$ 5,410,465	$ 378,047	$ -	$ -	$ 5,727,695
Goldleaf Financial Solutions, Inc.	4,599,644	-	-	-	2,476,732
Total	$ 10,010,109	$ 378,047	$ -	$ -	$ 8,204,427
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,265,124,952. Net unrealized appreciation aggregated $10,271,026, of which $101,708,207 related to appreciated investment securities and $91,437,181 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Small Cap Opportunities Fund

ASMO-QTLY-1207

1.858551.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 2.4%
Aftermarket Technology Corp. (a)	261,900	$ 9,040,788
Amerigon, Inc. (a)	441,900	8,678,916
Spartan Motors, Inc.	183,800	2,580,552
TRW Automotive Holdings Corp. (a)	272,700	8,096,463
		28,396,719
Distributors - 0.8%
DXP Enterprises, Inc. (a)	198,000	9,389,160
Diversified Consumer Services - 0.6%
Regis Corp.	216,600	7,277,760
Hotels, Restaurants & Leisure - 2.7%
Denny's Corp. (a)	1,735,300	8,364,146
Life Time Fitness, Inc. (a)(d)	183,200	11,109,248
MTR Gaming Group, Inc. (a)	188,702	1,643,594
Ruth's Chris Steak House, Inc. (a)	421,100	5,322,704
Town Sports International Holdings, Inc. (a)	397,964	6,053,032
		32,492,724
Leisure Equipment & Products - 0.3%
Nautilus, Inc. (d)	367,300	2,361,739
Summer Infant, Inc. (a)	361,205	1,946,895
		4,308,634
Media - 1.0%
Martha Stewart Living Omnimedia, Inc. Class A (d)	508,599	7,013,580
TiVo, Inc. (a)(d)	706,600	5,038,058
		12,051,638
Specialty Retail - 6.4%
Asbury Automotive Group, Inc.	326,200	5,979,246
Casual Male Retail Group, Inc. (a)(d)	803,600	6,718,096
Charlotte Russe Holding, Inc. (a)	630,800	9,140,292
Citi Trends, Inc. (a)	298,205	5,832,890
Collective Brands, Inc. (a)(d)	629,900	11,646,851
Gymboree Corp. (a)	194,500	6,618,835
Jos. A. Bank Clothiers, Inc. (a)	371,000	10,836,910
Shoe Carnival, Inc. (a)	215,377	3,441,724
The Men's Wearhouse, Inc.	323,200	13,658,432
Tween Brands, Inc. (a)(d)	82,800	2,541,960
		76,415,236
Textiles, Apparel & Luxury Goods - 1.8%
Delta Apparel, Inc.	238,838	3,893,059
Fuqi International, Inc. (a)(d)	26,100	215,064
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phillips-Van Heusen Corp.	188,900	$ 9,029,420
Steven Madden Ltd.	183,300	4,085,757
Volcom, Inc. (a)	140,800	4,118,400
		21,341,700
TOTAL CONSUMER DISCRETIONARY		191,673,571
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.7%
Nash-Finch Co.	66,900	2,505,405
The Great Atlantic & Pacific Tea Co. (a)(d)	170,800	5,528,796
		8,034,201
Food Products - 0.3%
Corn Products International, Inc.	85,000	3,615,900
Personal Products - 1.5%
Bare Escentuals, Inc.	261,900	6,468,930
Chattem, Inc. (a)	79,190	5,883,817
Physicians Formula Holdings, Inc. (a)	294,009	3,498,707
Prestige Brands Holdings, Inc. (a)	184,009	1,924,734
		17,776,188
TOTAL CONSUMER STAPLES		29,426,289
ENERGY - 6.5%
Energy Equipment & Services - 3.2%
ENGlobal Corp. (a)	219,691	3,049,311
Exterran Holdings, Inc. (a)(d)	92,652	7,801,298
NATCO Group, Inc. Class A (a)	171,200	9,126,672
Oceaneering International, Inc. (a)	100,400	7,757,908
Superior Energy Services, Inc. (a)	301,450	11,177,766
		38,912,955
Oil, Gas & Consumable Fuels - 3.3%
Banpu PCL unit	318,700	4,196,006
Concho Resources, Inc.	233,000	4,541,170
EXCO Resources, Inc. (a)	682,300	11,517,224
Kodiak Oil & Gas Corp. (a)	1,314,300	3,022,890
Petrohawk Energy Corp. (a)	402,540	7,446,990
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Uranium One, Inc. (a)	372,400	$ 4,137,340
World Fuel Services Corp.	96,300	4,265,127
		39,126,747
TOTAL ENERGY		78,039,702
FINANCIALS - 17.5%
Capital Markets - 2.4%
Ares Capital Corp.	194,679	3,239,459
GFI Group, Inc. (a)	60,400	5,213,728
Janus Capital Group, Inc.	173,900	6,001,289
MF Global Ltd.	324,400	9,589,264
Penson Worldwide, Inc. (a)(d)	265,970	4,502,872
		28,546,612
Commercial Banks - 3.5%
Associated Banc-Corp.	256,400	7,399,704
Columbia Banking Systems, Inc.	242,000	7,518,940
First Community Bancorp, California	103,470	5,038,989
Intervest Bancshares Corp. Class A	342,802	7,161,134
Prosperity Bancshares, Inc.	141,800	4,582,976
Renasant Corp.	331,400	7,705,050
UMB Financial Corp.	30,100	1,264,200
Westamerica Bancorp.	27,100	1,302,968
		41,973,961
Consumer Finance - 1.8%
Cash America International, Inc.	156,400	6,099,600
Dollar Financial Corp. (a)	480,100	15,747,280
		21,846,880
Diversified Financial Services - 0.8%
Endeavor Acquisition Corp. (a)	161,700	1,988,910
Freedom Acquisition Holdings, Inc. warrants 12/28/11 (a)	107,000	588,500
JSE Ltd.	492,000	6,548,392
		9,125,802
Insurance - 4.1%
Affirmative Insurance Holdings, Inc.	192,700	2,096,576
American Equity Investment Life Holding Co.	710,300	6,939,631
American Safety Insurance Group Ltd. (a)	455,900	9,227,416
Argo Group International Holdings, Ltd. (a)	161,979	6,901,925
Aspen Insurance Holdings Ltd.	219,400	6,002,784
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
IPC Holdings Ltd.	176,300	$ 5,273,133
Max Capital Group Ltd.	211,700	5,988,993
United America Indemnity Ltd. Class A (a)	328,722	7,248,320
		49,678,778
Real Estate Investment Trusts - 4.2%
Alexandria Real Estate Equities, Inc.	30,700	3,166,398
American Campus Communities, Inc.	23,300	662,652
Annaly Capital Management, Inc.	560,400	9,577,236
Cedar Shopping Centers, Inc.	118,500	1,522,725
DCT Industrial Trust, Inc.	576,800	6,189,064
Entertainment Properties Trust (SBI)	88,600	4,861,482
FelCor Lodging Trust, Inc.	55,800	1,168,452
Home Properties, Inc.	19,500	1,002,690
Medical Properties Trust, Inc. (d)	440,200	5,779,826
National Retail Properties, Inc.	288,800	7,321,080
ProLogis Trust	97,000	6,958,780
Senior Housing Properties Trust (SBI)	80,500	1,804,810
		50,015,195
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	22,900	558,302
Thrifts & Mortgage Finance - 0.7%
Encore Bancshares, Inc.	123,800	2,649,320
Fremont General Corp.	49,100	136,007
Washington Federal, Inc.	210,100	5,076,016
		7,861,343
TOTAL FINANCIALS		209,606,873
HEALTH CARE - 12.2%
Biotechnology - 2.3%
Cougar Biotechnology, Inc. (a)	13,200	447,480
Indevus Pharmaceuticals, Inc. (a)	869,400	6,694,380
Isis Pharmaceuticals, Inc. (a)	287,000	5,056,940
ONYX Pharmaceuticals, Inc. (a)	181,000	8,454,510
Theravance, Inc. (a)	255,800	6,400,116
		27,053,426
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)(d)	286,500	5,930,550
American Medical Systems Holdings, Inc. (a)	588,700	7,529,473
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	362,000	$ 7,475,300
Zoll Medical Corp. (a)	344,900	8,436,254
		29,371,577
Health Care Providers & Services - 5.3%
Air Methods Corp. (a)	216,500	11,684,505
Emergency Medical Services Corp. Class A (a)(d)	280,700	8,524,859
Genoptix, Inc. (a)	70,900	1,751,230
Healthways, Inc. (a)	132,000	8,012,400
MWI Veterinary Supply, Inc. (a)	284,300	11,869,525
Pediatrix Medical Group, Inc. (a)	162,800	10,663,400
PSS World Medical, Inc. (a)	438,100	8,849,620
U.S. Physical Therapy, Inc. (a)	109,191	1,604,016
		62,959,555
Health Care Technology - 0.7%
Omnicell, Inc. (a)	310,000	8,184,000
Life Sciences Tools & Services - 1.5%
Pharmaceutical Product Development, Inc.	235,700	9,955,968
QIAGEN NV (a)	368,500	8,674,490
		18,630,458
TOTAL HEALTH CARE		146,199,016
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.7%
Alliant Techsystems, Inc. (a)	70,100	7,738,339
Building Products - 0.5%
Lennox International, Inc.	161,000	5,747,700
Commercial Services & Supplies - 5.2%
American Reprographics Co. (a)	242,600	4,919,928
Clean Harbors, Inc. (a)	89,200	4,391,316
Corrections Corp. of America (a)	405,000	11,457,450
CoStar Group, Inc. (a)	23,753	1,365,798
Diamond Management & Technology Consultants, Inc.	539,028	5,756,819
eTelecare Global Solutions, Inc. ADR	777,400	6,794,476
Huron Consulting Group, Inc. (a)	118,500	8,280,780
InnerWorkings, Inc. (a)(d)	347,979	5,598,982
Navigant Consulting, Inc. (a)	372,300	4,906,914
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	71,400	$ 4,473,210
Waste Services, Inc. (a)(d)	446,400	4,089,024
		62,034,697
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	49,328	1,627,824
Electrical Equipment - 1.2%
Genlyte Group, Inc. (a)	87,100	5,670,210
GrafTech International Ltd. (a)	459,400	8,682,660
		14,352,870
Machinery - 4.2%
Astec Industries, Inc. (a)	167,400	7,586,568
Bucyrus International, Inc. Class A	111,500	9,198,750
CIRCOR International, Inc.	147,800	7,423,994
Columbus McKinnon Corp. (NY Shares) (a)	291,200	9,662,016
Crane Co.	36,400	1,726,816
Force Protection, Inc. (a)(d)	326,100	5,837,190
Manitowoc Co., Inc.	110,400	5,438,304
Titan International, Inc.	130,300	3,942,878
		50,816,516
Road & Rail - 0.2%
Knight Transportation, Inc.	160,600	2,564,782
Trading Companies & Distributors - 1.5%
Genesis Lease Ltd. ADR	366,000	8,030,040
H&E Equipment Services, Inc. (a)	276,300	4,871,169
Rush Enterprises, Inc. Class A (a)	291,300	4,937,535
		17,838,744
TOTAL INDUSTRIALS		162,721,472
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 4.2%
Airspan Networks, Inc. (a)	1,489,800	3,530,826
Arris Group, Inc. (a)	599,700	6,896,550
NETGEAR, Inc. (a)	424,009	14,984,478
ORBCOMM, Inc. (d)	339,740	2,802,855
Plantronics, Inc.	237,300	6,490,155
Polycom, Inc. (a)	224,800	6,289,904
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
RADWARE Ltd. (a)	300,000	$ 5,076,000
Starent Networks Corp.	169,000	4,187,820
		50,258,588
Computers & Peripherals - 0.0%
STEC, Inc. (a)	41,300	265,972
Electronic Equipment & Instruments - 1.4%
Gerber Scientific, Inc. (a)	560,200	6,190,210
IPG Photonics Corp.	533,358	10,155,136
		16,345,346
Internet Software & Services - 5.2%
Digital River, Inc. (a)(d)	107,200	5,688,032
DivX, Inc. (d)	482,700	6,048,231
Equinix, Inc. (a)	21,680	2,529,189
Goldleaf Financial Solutions, Inc. (a)(e)	884,547	2,476,732
j2 Global Communications, Inc. (a)(d)	602,100	20,284,749
RealNetworks, Inc. (a)	351,000	2,548,260
SAVVIS, Inc. (a)	140,975	5,326,036
ValueClick, Inc. (a)	79,700	2,167,043
VistaPrint Ltd. (a)	324,858	15,453,495
		62,521,767
IT Services - 0.4%
Perot Systems Corp. Class A (a)	365,400	5,334,840
Semiconductors & Semiconductor Equipment - 4.1%
Atheros Communications, Inc. (a)	112,000	3,931,200
Axcelis Technologies, Inc. (a)	606,700	2,845,423
California Micro Devices Corp. (a)(e)	1,307,693	5,727,695
Cavium Networks, Inc.	1,000	29,080
FormFactor, Inc. (a)	95,900	3,750,648
Hittite Microwave Corp. (a)	98,000	4,924,500
LTX Corp. (a)	435,860	1,442,697
MIPS Technologies, Inc. (a)	60,822	480,494
Netlogic Microsystems, Inc. (a)(d)	104,100	3,456,120
Supertex, Inc. (a)	1,598	58,391
Varian Semiconductor Equipment Associates, Inc. (a)	133,700	6,152,874
Volterra Semiconductor Corp. (a)	330,380	4,060,370
Zoran Corp. (a)	459,800	11,724,900
		48,584,392
Software - 4.9%
Blackbaud, Inc.	1,041,200	28,060,339
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc.	528,500	$ 10,749,690
Jack Henry & Associates, Inc.	269,000	7,860,180
OpenTV Corp. Class A (a)	934,900	1,271,464
Sonic Solutions, Inc. (a)(d)	557,600	6,691,200
SourceForge, Inc. (a)	1,286,000	3,407,900
		58,040,773
TOTAL INFORMATION TECHNOLOGY		241,351,678
MATERIALS - 5.2%
Chemicals - 1.6%
Airgas, Inc.	133,000	6,712,510
Hercules, Inc.	298,300	5,611,023
Rockwood Holdings, Inc. (a)	196,600	7,685,094
		20,008,627
Metals & Mining - 3.6%
Carpenter Technology Corp.	33,270	4,821,156
Compass Minerals International, Inc.	234,700	8,662,777
First Uranium Corp. (a)	532,300	6,099,858
Haynes International, Inc. (a)	66,900	5,855,088
Mount Gibson Iron Ltd. (a)	2,115,186	5,980,023
Randgold Resources Ltd. sponsored ADR	273,600	9,833,184
Titanium Metals Corp. (a)	45,300	1,594,560
		42,846,646
TOTAL MATERIALS		62,855,273
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
Cbeyond, Inc. (a)	86,140	3,369,797
Cincinnati Bell, Inc. (a)	841,310	4,559,900
Iowa Telecommunication Services, Inc.	87,650	1,728,458
		9,658,155
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	90,850	3,234,260
TOTAL TELECOMMUNICATION SERVICES		12,892,415
Common Stocks - continued
	Shares	Value
UTILITIES - 2.6%
Electric Utilities - 1.9%
Allete, Inc.	110,600	$ 4,832,114
Great Plains Energy, Inc.	217,300	6,484,232
ITC Holdings Corp.	138,350	7,919,154
Pepco Holdings, Inc.	116,000	3,304,840
		22,540,340
Multi-Utilities - 0.7%
CMS Energy Corp.	529,400	8,983,918
TOTAL UTILITIES		31,524,258
TOTAL COMMON STOCKS (Cost $1,153,054,530)		1,166,290,547
Investment Companies - 0.7%

KBW Bank ETF	51,200	2,596,864
KBW Regional Banking ETF	130,350	5,468,183
TOTAL INVESTMENT COMPANIES (Cost $8,016,103)		8,065,047
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.73% to 4.18% 12/6/07 to 1/17/08 (f) (Cost $1,067,334)	$ 1,075,000	1,067,551
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 4.97% (b)	45,830,383	45,830,383
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	54,053,450	54,053,450
TOTAL MONEY MARKET FUNDS (Cost $99,883,833)		99,883,833
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.55%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $89,000)	$ 89,011	$ 89,000
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $1,262,110,800)		1,275,395,978
NET OTHER ASSETS - (6.5)%		(78,271,560)
NET ASSETS - 100%		$ 1,197,124,418
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
169 Mini-Russell 2000 Index Contracts	Dec. 2007	$ 14,065,870	$ 650,930
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,037,795.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$89,000 due 11/01/07 at 4.55%
ABN AMRO Bank N.V., New York Branch	$ 42,429
Banc of America Securities LLC	25,616
Merrill Lynch Government Securities, Inc.	2,974
Mizuho Securities USA, Inc.	16,971
Morgan Stanley & Co., Inc.	1,010
$ 89,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 562,615
Fidelity Securities Lending Cash Central Fund	194,575
Total	$ 757,190
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
California Micro Devices Corp.	$ 5,410,465	$ 378,047	$ -	$ -	$ 5,727,695
Goldleaf Financial Solutions, Inc.	4,599,644	-	-	-	2,476,732
Total	$ 10,010,109	$ 378,047	$ -	$ -	$ 8,204,427
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,265,124,952. Net unrealized appreciation aggregated $10,271,026, of which $101,708,207 related to appreciated investment securities and $91,437,181 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund

October 31, 2007

SCV-QTLY-1207

1.823236.102

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.5%
Aftermarket Technology Corp. (a)	150,000	$ 5,178,000
TRW Automotive Holdings Corp. (a)	70,000	2,078,300
		7,256,300
Hotels, Restaurants & Leisure - 1.7%
Pinnacle Entertainment, Inc. (a)(d)	412,700	12,050,840
Red Robin Gourmet Burgers, Inc. (a)	140,000	5,602,800
Town Sports International Holdings, Inc. (a)	31,651	481,412
Wyndham Worldwide Corp.	175,000	5,745,250
		23,880,302
Household Durables - 2.6%
Directed Electronics, Inc. (a)	244,600	604,162
Ethan Allen Interiors, Inc. (d)	285,300	8,804,358
Jarden Corp. (a)(d)	719,600	25,560,192
Ryland Group, Inc.	55,000	1,563,650
		36,532,362
Leisure Equipment & Products - 1.8%
Brunswick Corp.	110,300	2,460,793
Callaway Golf Co.	220,000	3,810,400
MarineMax, Inc. (a)	30,000	427,200
RC2 Corp. (a)	644,555	19,220,630
		25,919,023
Media - 1.0%
Charter Communications, Inc. Class A (a)	1,250,000	2,587,500
Sinclair Broadcast Group, Inc. Class A	1,030,500	12,407,220
		14,994,720
Multiline Retail - 0.0%
Retail Ventures, Inc. (a)	23,100	200,277
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	230,000	7,847,600
Asbury Automotive Group, Inc.	385,000	7,057,050
Collective Brands, Inc. (a)	275,000	5,084,750
Gymboree Corp. (a)	205,000	6,976,150
Lithia Motors, Inc. Class A (sub. vtg.)	54,000	916,920
Select Comfort Corp. (a)(d)	515,000	5,886,450
Shoe Carnival, Inc. (a)	46,864	748,887
		34,517,807
Textiles, Apparel & Luxury Goods - 1.5%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	505,000	12,417,950
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd.	265,000	$ 5,906,850
Warnaco Group, Inc. (a)	70,000	2,848,300
		21,173,100
TOTAL CONSUMER DISCRETIONARY		164,473,891
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.9%
The Pantry, Inc. (a)(d)	471,000	13,197,420
Food Products - 2.0%
Chiquita Brands International, Inc. (a)	171,000	3,206,250
Corn Products International, Inc.	130,000	5,530,200
Diamond Foods, Inc.	270,400	5,905,536
Fresh Del Monte Produce, Inc.	60,000	2,176,800
Hain Celestial Group, Inc. (a)	140,000	4,908,400
Marine Harvest ASA (a)	7,155,000	7,252,995
		28,980,181
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	738,300	6,142,656
Personal Products - 0.6%
Physicians Formula Holdings, Inc. (a)	118,054	1,404,843
Prestige Brands Holdings, Inc. (a)	625,439	6,542,092
		7,946,935
TOTAL CONSUMER STAPLES		56,267,192
ENERGY - 12.2%
Energy Equipment & Services - 2.9%
Exterran Holdings, Inc. (a)	85,000	7,157,000
Hornbeck Offshore Services, Inc. (a)	154,100	6,025,310
NATCO Group, Inc. Class A (a)	50,000	2,665,500
Oil States International, Inc. (a)	169,760	7,331,934
Superior Energy Services, Inc. (a)	500,000	18,540,000
		41,719,744
Oil, Gas & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (a)	114,600	3,144,624
Cabot Oil & Gas Corp.	320,000	12,700,800
Forest Oil Corp. (a)	260,300	12,647,977
Mariner Energy, Inc. (a)	530,000	13,250,000
Petrohawk Energy Corp. (a)	790,000	14,615,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Development Corp. (a)	127,622	$ 5,796,591
Southwestern Energy Co. (a)	320,000	16,553,600
Tesoro Corp. (d)	892,600	54,029,077
		132,737,669
TOTAL ENERGY		174,457,413
FINANCIALS - 22.6%
Capital Markets - 1.9%
American Capital Strategies Ltd. (d)	78,700	3,416,367
GFI Group, Inc. (a)	20,000	1,726,400
KBW, Inc. (d)	234,329	7,097,825
MF Global Ltd.	245,000	7,242,200
Penson Worldwide, Inc. (a)	105,000	1,777,650
TradeStation Group, Inc. (a)	508,300	6,201,260
		27,461,702
Commercial Banks - 4.9%
Boston Private Financial Holdings, Inc. (d)	630,200	18,124,552
Cathay General Bancorp	260,420	8,065,207
Center Financial Corp., California	254,052	3,249,325
Colonial Bancgroup, Inc.	130,000	2,493,400
East West Bancorp, Inc.	28,800	971,712
First State Bancorp.	383,500	6,507,995
Hanmi Financial Corp.	68,140	750,903
Investors Bancorp, Inc. (a)(d)	190,000	2,850,000
Nara Bancorp, Inc.	87,670	1,357,132
South Financial Group, Inc.	370,000	7,644,200
Sterling Bancshares, Inc.	235,000	2,867,000
UMB Financial Corp.	195,000	8,190,000
Wintrust Financial Corp.	193,860	7,122,416
		70,193,842
Consumer Finance - 0.8%
Advanta Corp. Class B	97,500	1,540,500
Cash America International, Inc.	90,000	3,510,000
Dollar Financial Corp. (a)	210,000	6,888,000
		11,938,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.7%
Endeavor Acquisition Corp. (a)(d)	341,000	$ 4,194,300
MarketAxess Holdings, Inc. (a)	400,000	6,268,000
		10,462,300
Insurance - 11.0%
American Equity Investment Life Holding Co.	1,289,506	12,598,474
Aspen Insurance Holdings Ltd.	360,200	9,855,072
Delphi Financial Group, Inc. Class A	327,850	12,704,188
HCC Insurance Holdings, Inc.	515,920	15,420,849
Infinity Property & Casualty Corp.	235,000	9,451,700
IPC Holdings Ltd.	573,740	17,160,563
Max Capital Group Ltd.	175,000	4,950,750
National Financial Partners Corp. (d)	431,300	23,579,171
Navigators Group, Inc. (a)	104,862	6,323,179
PartnerRe Ltd.	30,000	2,497,500
Platinum Underwriters Holdings Ltd.	329,700	11,869,200
United America Indemnity Ltd. Class A (a)	142,922	3,151,430
Universal American Financial Corp. (a)	150,000	3,639,000
Willis Group Holdings Ltd.	195,000	8,254,350
Zenith National Insurance Corp.	394,000	15,830,920
		157,286,346
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	200,000	3,418,000
GMH Communities Trust	264,100	1,949,058
MFA Mortgage Investments, Inc.	448,800	3,841,728
		9,208,786
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc. (d)	193,000	18,398,690
Thrifts & Mortgage Finance - 1.3%
Downey Financial Corp. (d)	50,000	2,036,500
Farmer Mac Class C (non-vtg.)	140,000	4,109,000
FirstFed Financial Corp. (a)(d)	100,000	4,278,000
Provident Financial Services, Inc.	140,000	2,217,600
Washington Federal, Inc.	265,000	6,402,400
		19,043,500
TOTAL FINANCIALS		323,993,666
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.0%
Biotechnology - 0.5%
Theravance, Inc. (a)	300,000	$ 7,506,000
Health Care Equipment & Supplies - 0.2%
Zoll Medical Corp. (a)	133,200	3,258,072
Health Care Providers & Services - 2.0%
Air Methods Corp. (a)	209,167	11,288,743
AMERIGROUP Corp. (a)	245,000	8,575,000
Capital Senior Living Corp. (a)	165,000	1,475,100
Pediatrix Medical Group, Inc. (a)	110,000	7,205,000
		28,543,843
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	50,000	1,376,000
Pharmaceutical Product Development, Inc.	223,100	9,423,744
		10,799,744
Pharmaceuticals - 0.5%
Adams Respiratory Therapeutics, Inc. (a)	175,000	7,689,500
TOTAL HEALTH CARE		57,797,159
INDUSTRIALS - 17.2%
Aerospace & Defense - 2.4%
AAR Corp. (a)	361,711	11,592,838
DRS Technologies, Inc.	144,000	8,271,360
Hexcel Corp. (a)	250,200	6,262,506
Orbital Sciences Corp. (a)	325,000	8,297,250
		34,423,954
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	180,000	4,566,600
Park-Ohio Holdings Corp. (a)	356,646	8,513,140
		13,079,740
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	310,000	3,227,100
Commercial Services & Supplies - 2.3%
FTI Consulting, Inc. (a)	360,000	19,548,000
Interface, Inc. Class A	148,590	2,842,527
Navigant Consulting, Inc. (a)	125,000	1,647,500
Team, Inc. (a)	284,256	9,150,201
		33,188,228
Construction & Engineering - 4.6%
Quanta Services, Inc. (a)	214,025	7,062,825
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Shaw Group, Inc. (a)	418,000	$ 31,182,800
Washington Group International, Inc. (a)	285,000	27,744,750
		65,990,375
Electrical Equipment - 1.4%
Belden, Inc.	345,000	20,103,150
Machinery - 2.2%
Accuride Corp. (a)	235,000	2,397,000
AGCO Corp. (a)	65,000	3,879,200
Astec Industries, Inc. (a)	116,600	5,284,312
Bucyrus International, Inc. Class A	33,300	2,747,250
Force Protection, Inc. (a)(d)	570,000	10,203,000
Manitowoc Co., Inc.	133,040	6,553,550
		31,064,312
Road & Rail - 0.4%
YRC Worldwide, Inc. (a)	195,000	4,793,100
Trading Companies & Distributors - 2.8%
Kaman Corp.	193,822	7,309,028
Rush Enterprises, Inc. Class A (a)	174,600	2,959,470
UAP Holding Corp.	870,980	27,723,293
WESCO International, Inc. (a)	43,000	2,005,950
		39,997,741
TOTAL INDUSTRIALS		245,867,700
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.4%
Arris Group, Inc. (a)(d)	1,735,000	19,952,500
Avocent Corp. (a)	53,945	1,458,133
Polycom, Inc. (a)	460,000	12,870,800
		34,281,433
Computers & Peripherals - 1.2%
Brocade Communications Systems, Inc. (a)	1,310,000	12,458,100
Diebold, Inc.	50,000	2,092,000
Lexmark International, Inc. Class A (a)	50,000	2,099,500
		16,649,600
Electronic Equipment & Instruments - 4.1%
Amphenol Corp. Class A	40,000	1,770,800
Ingram Micro, Inc. Class A (a)	762,700	16,199,748
Insight Enterprises, Inc. (a)	680,600	18,811,784
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mettler-Toledo International, Inc. (a)	113,700	$ 12,091,995
Vishay Intertechnology, Inc. (a)	777,491	9,788,612
		58,662,939
Internet Software & Services - 1.2%
j2 Global Communications, Inc. (a)	430,800	14,513,652
United Online, Inc.	135,000	2,376,000
		16,889,652
IT Services - 2.5%
CACI International, Inc. Class A (a)	135,000	7,269,750
ManTech International Corp. Class A (a)	105,000	4,174,800
Ness Technologies, Inc. (a)	215,200	2,517,840
Telvent GIT SA	876,000	21,628,440
		35,590,830
Semiconductors & Semiconductor Equipment - 1.6%
Entegris, Inc. (a)	500,000	4,565,000
Integrated Device Technology, Inc. (a)	195,400	2,624,222
MKS Instruments, Inc. (a)	208,900	4,194,712
Rudolph Technologies, Inc. (a)	165,244	2,153,129
Zoran Corp. (a)	385,000	9,817,500
		23,354,563
Software - 2.3%
Blackbaud, Inc.	340,000	9,163,000
Quest Software, Inc. (a)	790,000	13,746,000
THQ, Inc. (a)	365,000	9,887,850
		32,796,850
TOTAL INFORMATION TECHNOLOGY		218,225,867
MATERIALS - 7.3%
Chemicals - 1.9%
Airgas, Inc.	170,000	8,579,900
CF Industries Holdings, Inc.	115,000	10,108,500
H.B. Fuller Co.	175,000	5,150,250
Tronox, Inc. Class A	350,000	2,978,500
		26,817,150
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	190,000	2,300,900
Metals & Mining - 5.2%
Carpenter Technology Corp.	265,000	38,401,150
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Compass Minerals International, Inc.	406,466	$ 15,002,660
Meridian Gold, Inc. (a)	428,400	17,218,577
Titanium Metals Corp. (a)	120,000	4,224,000
		74,846,387
TOTAL MATERIALS		103,964,437
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	800,000	2,424,000
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	230,000	5,345,200
		7,769,200
UTILITIES - 3.4%
Electric Utilities - 1.5%
ITC Holdings Corp.	368,400	21,087,216
Independent Power Producers & Energy Traders - 1.0%
Dynegy, Inc. Class A (a)	630,000	5,802,300
NRG Energy, Inc. (a)	168,000	7,670,880
		13,473,180
Multi-Utilities - 0.9%
CMS Energy Corp.	792,500	13,448,725
TOTAL UTILITIES		48,009,121
TOTAL COMMON STOCKS (Cost $1,196,679,343)		1,400,825,646
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 4.97% (b)	42,683,792	$ 42,683,792
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	80,442,425	80,442,425
TOTAL MONEY MARKET FUNDS (Cost $123,126,217)		123,126,217
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $1,319,805,560)		1,523,951,863
NET OTHER ASSETS - (6.5)%		(93,001,493)
NET ASSETS - 100%		$ 1,430,950,370
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 363,243
Fidelity Securities Lending Cash Central Fund	272,141
Total	$ 635,384
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,319,902,583. Net unrealized appreciation aggregated $204,049,280, of which $290,711,500 related to appreciated investment securities and $86,662,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund.

October 31, 2007

ASCV-QTLY-1207

1.824309.102

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.5%
Aftermarket Technology Corp. (a)	150,000	$ 5,178,000
TRW Automotive Holdings Corp. (a)	70,000	2,078,300
		7,256,300
Hotels, Restaurants & Leisure - 1.7%
Pinnacle Entertainment, Inc. (a)(d)	412,700	12,050,840
Red Robin Gourmet Burgers, Inc. (a)	140,000	5,602,800
Town Sports International Holdings, Inc. (a)	31,651	481,412
Wyndham Worldwide Corp.	175,000	5,745,250
		23,880,302
Household Durables - 2.6%
Directed Electronics, Inc. (a)	244,600	604,162
Ethan Allen Interiors, Inc. (d)	285,300	8,804,358
Jarden Corp. (a)(d)	719,600	25,560,192
Ryland Group, Inc.	55,000	1,563,650
		36,532,362
Leisure Equipment & Products - 1.8%
Brunswick Corp.	110,300	2,460,793
Callaway Golf Co.	220,000	3,810,400
MarineMax, Inc. (a)	30,000	427,200
RC2 Corp. (a)	644,555	19,220,630
		25,919,023
Media - 1.0%
Charter Communications, Inc. Class A (a)	1,250,000	2,587,500
Sinclair Broadcast Group, Inc. Class A	1,030,500	12,407,220
		14,994,720
Multiline Retail - 0.0%
Retail Ventures, Inc. (a)	23,100	200,277
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	230,000	7,847,600
Asbury Automotive Group, Inc.	385,000	7,057,050
Collective Brands, Inc. (a)	275,000	5,084,750
Gymboree Corp. (a)	205,000	6,976,150
Lithia Motors, Inc. Class A (sub. vtg.)	54,000	916,920
Select Comfort Corp. (a)(d)	515,000	5,886,450
Shoe Carnival, Inc. (a)	46,864	748,887
		34,517,807
Textiles, Apparel & Luxury Goods - 1.5%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	505,000	12,417,950
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd.	265,000	$ 5,906,850
Warnaco Group, Inc. (a)	70,000	2,848,300
		21,173,100
TOTAL CONSUMER DISCRETIONARY		164,473,891
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.9%
The Pantry, Inc. (a)(d)	471,000	13,197,420
Food Products - 2.0%
Chiquita Brands International, Inc. (a)	171,000	3,206,250
Corn Products International, Inc.	130,000	5,530,200
Diamond Foods, Inc.	270,400	5,905,536
Fresh Del Monte Produce, Inc.	60,000	2,176,800
Hain Celestial Group, Inc. (a)	140,000	4,908,400
Marine Harvest ASA (a)	7,155,000	7,252,995
		28,980,181
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	738,300	6,142,656
Personal Products - 0.6%
Physicians Formula Holdings, Inc. (a)	118,054	1,404,843
Prestige Brands Holdings, Inc. (a)	625,439	6,542,092
		7,946,935
TOTAL CONSUMER STAPLES		56,267,192
ENERGY - 12.2%
Energy Equipment & Services - 2.9%
Exterran Holdings, Inc. (a)	85,000	7,157,000
Hornbeck Offshore Services, Inc. (a)	154,100	6,025,310
NATCO Group, Inc. Class A (a)	50,000	2,665,500
Oil States International, Inc. (a)	169,760	7,331,934
Superior Energy Services, Inc. (a)	500,000	18,540,000
		41,719,744
Oil, Gas & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (a)	114,600	3,144,624
Cabot Oil & Gas Corp.	320,000	12,700,800
Forest Oil Corp. (a)	260,300	12,647,977
Mariner Energy, Inc. (a)	530,000	13,250,000
Petrohawk Energy Corp. (a)	790,000	14,615,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Development Corp. (a)	127,622	$ 5,796,591
Southwestern Energy Co. (a)	320,000	16,553,600
Tesoro Corp. (d)	892,600	54,029,077
		132,737,669
TOTAL ENERGY		174,457,413
FINANCIALS - 22.6%
Capital Markets - 1.9%
American Capital Strategies Ltd. (d)	78,700	3,416,367
GFI Group, Inc. (a)	20,000	1,726,400
KBW, Inc. (d)	234,329	7,097,825
MF Global Ltd.	245,000	7,242,200
Penson Worldwide, Inc. (a)	105,000	1,777,650
TradeStation Group, Inc. (a)	508,300	6,201,260
		27,461,702
Commercial Banks - 4.9%
Boston Private Financial Holdings, Inc. (d)	630,200	18,124,552
Cathay General Bancorp	260,420	8,065,207
Center Financial Corp., California	254,052	3,249,325
Colonial Bancgroup, Inc.	130,000	2,493,400
East West Bancorp, Inc.	28,800	971,712
First State Bancorp.	383,500	6,507,995
Hanmi Financial Corp.	68,140	750,903
Investors Bancorp, Inc. (a)(d)	190,000	2,850,000
Nara Bancorp, Inc.	87,670	1,357,132
South Financial Group, Inc.	370,000	7,644,200
Sterling Bancshares, Inc.	235,000	2,867,000
UMB Financial Corp.	195,000	8,190,000
Wintrust Financial Corp.	193,860	7,122,416
		70,193,842
Consumer Finance - 0.8%
Advanta Corp. Class B	97,500	1,540,500
Cash America International, Inc.	90,000	3,510,000
Dollar Financial Corp. (a)	210,000	6,888,000
		11,938,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.7%
Endeavor Acquisition Corp. (a)(d)	341,000	$ 4,194,300
MarketAxess Holdings, Inc. (a)	400,000	6,268,000
		10,462,300
Insurance - 11.0%
American Equity Investment Life Holding Co.	1,289,506	12,598,474
Aspen Insurance Holdings Ltd.	360,200	9,855,072
Delphi Financial Group, Inc. Class A	327,850	12,704,188
HCC Insurance Holdings, Inc.	515,920	15,420,849
Infinity Property & Casualty Corp.	235,000	9,451,700
IPC Holdings Ltd.	573,740	17,160,563
Max Capital Group Ltd.	175,000	4,950,750
National Financial Partners Corp. (d)	431,300	23,579,171
Navigators Group, Inc. (a)	104,862	6,323,179
PartnerRe Ltd.	30,000	2,497,500
Platinum Underwriters Holdings Ltd.	329,700	11,869,200
United America Indemnity Ltd. Class A (a)	142,922	3,151,430
Universal American Financial Corp. (a)	150,000	3,639,000
Willis Group Holdings Ltd.	195,000	8,254,350
Zenith National Insurance Corp.	394,000	15,830,920
		157,286,346
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	200,000	3,418,000
GMH Communities Trust	264,100	1,949,058
MFA Mortgage Investments, Inc.	448,800	3,841,728
		9,208,786
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc. (d)	193,000	18,398,690
Thrifts & Mortgage Finance - 1.3%
Downey Financial Corp. (d)	50,000	2,036,500
Farmer Mac Class C (non-vtg.)	140,000	4,109,000
FirstFed Financial Corp. (a)(d)	100,000	4,278,000
Provident Financial Services, Inc.	140,000	2,217,600
Washington Federal, Inc.	265,000	6,402,400
		19,043,500
TOTAL FINANCIALS		323,993,666
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.0%
Biotechnology - 0.5%
Theravance, Inc. (a)	300,000	$ 7,506,000
Health Care Equipment & Supplies - 0.2%
Zoll Medical Corp. (a)	133,200	3,258,072
Health Care Providers & Services - 2.0%
Air Methods Corp. (a)	209,167	11,288,743
AMERIGROUP Corp. (a)	245,000	8,575,000
Capital Senior Living Corp. (a)	165,000	1,475,100
Pediatrix Medical Group, Inc. (a)	110,000	7,205,000
		28,543,843
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	50,000	1,376,000
Pharmaceutical Product Development, Inc.	223,100	9,423,744
		10,799,744
Pharmaceuticals - 0.5%
Adams Respiratory Therapeutics, Inc. (a)	175,000	7,689,500
TOTAL HEALTH CARE		57,797,159
INDUSTRIALS - 17.2%
Aerospace & Defense - 2.4%
AAR Corp. (a)	361,711	11,592,838
DRS Technologies, Inc.	144,000	8,271,360
Hexcel Corp. (a)	250,200	6,262,506
Orbital Sciences Corp. (a)	325,000	8,297,250
		34,423,954
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	180,000	4,566,600
Park-Ohio Holdings Corp. (a)	356,646	8,513,140
		13,079,740
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	310,000	3,227,100
Commercial Services & Supplies - 2.3%
FTI Consulting, Inc. (a)	360,000	19,548,000
Interface, Inc. Class A	148,590	2,842,527
Navigant Consulting, Inc. (a)	125,000	1,647,500
Team, Inc. (a)	284,256	9,150,201
		33,188,228
Construction & Engineering - 4.6%
Quanta Services, Inc. (a)	214,025	7,062,825
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Shaw Group, Inc. (a)	418,000	$ 31,182,800
Washington Group International, Inc. (a)	285,000	27,744,750
		65,990,375
Electrical Equipment - 1.4%
Belden, Inc.	345,000	20,103,150
Machinery - 2.2%
Accuride Corp. (a)	235,000	2,397,000
AGCO Corp. (a)	65,000	3,879,200
Astec Industries, Inc. (a)	116,600	5,284,312
Bucyrus International, Inc. Class A	33,300	2,747,250
Force Protection, Inc. (a)(d)	570,000	10,203,000
Manitowoc Co., Inc.	133,040	6,553,550
		31,064,312
Road & Rail - 0.4%
YRC Worldwide, Inc. (a)	195,000	4,793,100
Trading Companies & Distributors - 2.8%
Kaman Corp.	193,822	7,309,028
Rush Enterprises, Inc. Class A (a)	174,600	2,959,470
UAP Holding Corp.	870,980	27,723,293
WESCO International, Inc. (a)	43,000	2,005,950
		39,997,741
TOTAL INDUSTRIALS		245,867,700
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.4%
Arris Group, Inc. (a)(d)	1,735,000	19,952,500
Avocent Corp. (a)	53,945	1,458,133
Polycom, Inc. (a)	460,000	12,870,800
		34,281,433
Computers & Peripherals - 1.2%
Brocade Communications Systems, Inc. (a)	1,310,000	12,458,100
Diebold, Inc.	50,000	2,092,000
Lexmark International, Inc. Class A (a)	50,000	2,099,500
		16,649,600
Electronic Equipment & Instruments - 4.1%
Amphenol Corp. Class A	40,000	1,770,800
Ingram Micro, Inc. Class A (a)	762,700	16,199,748
Insight Enterprises, Inc. (a)	680,600	18,811,784
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mettler-Toledo International, Inc. (a)	113,700	$ 12,091,995
Vishay Intertechnology, Inc. (a)	777,491	9,788,612
		58,662,939
Internet Software & Services - 1.2%
j2 Global Communications, Inc. (a)	430,800	14,513,652
United Online, Inc.	135,000	2,376,000
		16,889,652
IT Services - 2.5%
CACI International, Inc. Class A (a)	135,000	7,269,750
ManTech International Corp. Class A (a)	105,000	4,174,800
Ness Technologies, Inc. (a)	215,200	2,517,840
Telvent GIT SA	876,000	21,628,440
		35,590,830
Semiconductors & Semiconductor Equipment - 1.6%
Entegris, Inc. (a)	500,000	4,565,000
Integrated Device Technology, Inc. (a)	195,400	2,624,222
MKS Instruments, Inc. (a)	208,900	4,194,712
Rudolph Technologies, Inc. (a)	165,244	2,153,129
Zoran Corp. (a)	385,000	9,817,500
		23,354,563
Software - 2.3%
Blackbaud, Inc.	340,000	9,163,000
Quest Software, Inc. (a)	790,000	13,746,000
THQ, Inc. (a)	365,000	9,887,850
		32,796,850
TOTAL INFORMATION TECHNOLOGY		218,225,867
MATERIALS - 7.3%
Chemicals - 1.9%
Airgas, Inc.	170,000	8,579,900
CF Industries Holdings, Inc.	115,000	10,108,500
H.B. Fuller Co.	175,000	5,150,250
Tronox, Inc. Class A	350,000	2,978,500
		26,817,150
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	190,000	2,300,900
Metals & Mining - 5.2%
Carpenter Technology Corp.	265,000	38,401,150
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Compass Minerals International, Inc.	406,466	$ 15,002,660
Meridian Gold, Inc. (a)	428,400	17,218,577
Titanium Metals Corp. (a)	120,000	4,224,000
		74,846,387
TOTAL MATERIALS		103,964,437
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	800,000	2,424,000
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	230,000	5,345,200
		7,769,200
UTILITIES - 3.4%
Electric Utilities - 1.5%
ITC Holdings Corp.	368,400	21,087,216
Independent Power Producers & Energy Traders - 1.0%
Dynegy, Inc. Class A (a)	630,000	5,802,300
NRG Energy, Inc. (a)	168,000	7,670,880
		13,473,180
Multi-Utilities - 0.9%
CMS Energy Corp.	792,500	13,448,725
TOTAL UTILITIES		48,009,121
TOTAL COMMON STOCKS (Cost $1,196,679,343)		1,400,825,646
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 4.97% (b)	42,683,792	$ 42,683,792
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	80,442,425	80,442,425
TOTAL MONEY MARKET FUNDS (Cost $123,126,217)		123,126,217
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $1,319,805,560)		1,523,951,863
NET OTHER ASSETS - (6.5)%		(93,001,493)
NET ASSETS - 100%		$ 1,430,950,370
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 363,243
Fidelity Securities Lending Cash Central Fund	272,141
Total	$ 635,384
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,319,902,583. Net unrealized appreciation aggregated $204,049,280, of which $290,711,500 related to appreciated investment securities and $86,662,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 31, 2007